As filed with the Securities and
Exchange Commission on October 17,
2022
Securities Act Registration No. xxx-
xxxxxx
Investment Company Registration File
No. xxx-xxxxx

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. 1  X
Post-Effective Amendment No. [     ]

And

REGISTRATION STATEMENT
UNDER
THE INVESTMENT ACT OF 1940    X
Amendment No.         X

BCM FOCUS  FUNDS

PART A

c/o Bares Capital Management, Inc.,
12600 Hill Country Boulevard, Suite
R-230
Austin, TX 78738

(512) 542-1083

Copies to:

c/o Bares Capital
Management, Inc.,
1  12600 Hill
Country
Boulevard, Suite
R 230
Austin, Texas
78738
(512) 542-1083

Ropka Law, LLC
215 Fries Mill
Road
Turnersville, New
Jersey 08012
(856) 374-1744

Approximate Date of Proposed Public
Offering: As soon as practicable
after the effective date of this
registration statement and
thereafter from day to day.

It is proposed that this filing
will become effective (check
appropriate box):

immediately upon filing
pursuant to paragraph (b)

on                    pursuant
to paragraph (b)

60 days after
filing pursuant
to paragraph
(a)(1)

on                    pursuant
to paragraph (a)(1)

X
75 days after
filing pursuant
to paragraph
(a)(2)

on                    pursuant
to paragraph (a)(2) of rule
485.

If appropriate, check the
following box:

This post-effective amendment
designates a new effective
date for a previously filed
post-effective amendment.

The Registrant hereby amends this
registration statement on such
date or dates as may be necessary
to delay its effective date until
the registrant shall file a
further amendment which
specifically states that the
registration statement shall
thereafter become effective in
accordance with Section 8(a) of
the Securities Act of 1933 or
until the registration statement
shall become effective on such
date as the Securities and
Exchange Commission, acting
pursuant to said Section 8(a), may
determine.

The information in this prospectus
is not complete and may be
changed. We may not sell these
securities until the registration
statement filed with the
Securities and Exchange Commission
is effective. This prospectus is
not an offer to sell these
securities and is not soliciting
an offer to buy these securities
in any jurisdiction where the
offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus dated
October 17, 2022

[LOGO]

BCM FOCUS FUNDS

BCM FOCUS SMALL/MICRO-CAP FUND

Ticker Symbol  [     ]

PROSPECTUS

December____, 2022

The Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation to
the contrary is a criminal
offense.

TABLE OF CONTENTS

BCM FOCUS SMALL/MICRO-CAP FUND

-  SUMMARY   [  ]

Investment Objective, Principal

Investment Strategies
and Principal Risks [  ]
Investment Objective    [  ]
Principal Investment
Strategies  [  ]
Principal Risks of
the Fund  [  ]
Portfolio Holdings [  ]
Management of the Fund  [  ]
Shareholder Information [  ]
Fund Valuation Policies [  ]
Revenue Sharing  [  ]
Account Transactions [  ]
Dividends and
Distributions  [  ]
Taxes   [  ]
Financial Highlights [  ]

BCM Focus Funds s Privacy Notice P-1

BCM FOCUS SMALL/MICRO-CAP FUND - SUMMARY

Investment Objective

The investment objective of the BCM Focus
Small/Micro-Cap Fund (the  Fund ), a
separate series of the BCM Focus Funds (the
Trust ) is to provide investors with long-
term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and
expenses that you may pay if you buy, and
hold, and sell the Fund s shares. You may
pay other fees, such as brokerage
commissions and other fees to financial
intermediaries, which are not reflected in
the tables and expense example below.

Shareholder Fees (fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases    None
Maximum Deferred Sales Charge
(Load)     None
Redemption Fee on shares held less
than 30 days after purchase (as a
percentage of amount redeemed, if
applicable)    2.0%
Annual Fund Operating Expenses (expenses
that you pay each year as a percentage of
the value of your investment)
Advisory Fees(1)    0.85%
Distribution and/or Service (12b-
1) Fees     None
Other Expenses (2)   0.30%
Fee Waiver and/or expense
reimbursement(3)   0.00%
Total Annual Fund Operating
Expenses    [1.20%]

(1) The Investment Adviser receives a fee,
computed daily and payable monthly, equal
to 0.85% per annum for the first $3
billion and 0.80% per annum for amounts
over $3 billion of the average daily net
assets of the Fund.
(2) The  Other Expenses  reflect estimated
expenses that the Fund expects to bear in
the current fiscal year.
(3) The Investment Adviser contractually has
agreed to waive its management fee and/or
reimburse certain Fund operating expenses,
but only to the extent necessary so that
the Fund s total operating expenses,
excluding brokerage fees and commissions,
any 12b-1 fees, borrowing costs (such as
interest and dividend expenses on
securities sold short), taxes,
extraordinary expenses and any indirect
expenses (such as Acquired Funds Fees and
Expenses), do not exceed 1.20% of the
Fund s average daily net assets.  Pursuant
to the Expense Limitation Agreement, if
the Investment Adviser so requests, any
Fund Operating Expenses waived or
reimbursed by the Investment Adviser
pursuant to the Agreement that had the
effect of reducing Fund Operating Expenses
to 1.20% within the most recent three
years prior to recoupment shall be repaid
to the Investment Adviser by the Fund;
provided, however, that such recoupment
will not cause the Fund s expense ratio,
after recoupment has been taken into
account, to exceed the lesser of the
expense cap in effect at the time of the
waiver or the expense cap in effect at the
time of recoupment. The contractual
agreement is in place through December 31,
202[  ].  The Management Services
Agreement may, on sixty (60) days written
notice, be terminated with respect to a
Fund, at any time without the payment of
any penalty, by the Board of Trustees or
by a vote of a majority of the outstanding
voting securities of the Fund, or by the
Fund s Management. The Management Services
Agreement shall automatically terminate in
the event of its assignment.  The Expense
Limitation Agreement may only be
terminated by the Board of Trustees on
sixty (60) days  written notice to
Management or upon the termination of the
Management Services Agreement between the
Trust and Advisor.

Example

This example is intended to help you compare
the cost of investing in the Fund s Shares
with the cost of investing in other mutual
funds.

The example assumes that you invest $10,000
in the Fund s shares for the time periods
indicated and then redeem all your shares at
the end of those periods. The example also
assumes that your investment has a 5% return
each year, and that the Fund s operating
expenses remain the same. Although your
actual costs may be higher or lower, based
on these assumptions your costs would be:

1 Year
3 Years
[   ]
[    ]

Portfolio Turnover

The Fund pays transaction costs, such as
commissions, when it buys and sells
securities (or  turns over  its portfolio).
A higher portfolio turnover may indicate
higher transaction costs and may result in
higher taxes when Fund shares are held in a
taxable account. These costs, which are not
reflected in annual Fund operating expenses
or in the example, affect the Fund s
performance. Because the Fund has not
commenced operations as of the date of this
Prospectus, the portfolio turnover rate for
the last fiscal year is not available. In
the future, the portfolio turnover rate for
the most recent fiscal year will be provided
here.

Principal Investment Strategies

Under normal circumstances, the Fund invests
at least 80% of its net assets, plus the
amount of any borrowings for investment
purposes, in small cap equity securities.
Such securities will be publicly traded and
issued by domestic issuers directly. The
Fund primarily seeks to purchase common
stock. The Fund considers small cap
securities to be securities that at the time
of purchase have market capitalizations
between (or equal) to the largest and
smallest companies within the Morningstar US
Small Cap Extended Index as of the date of
the latest reconstitution. The Fund may
continue to hold or repurchase securities
whose market capitalizations have exceeded
the upper bound of the index. The Fund will
concentrate at least 25% of its net assets
in the Software & Services Industry Group
within the Information Technology Sector.
Bares Capital Management, Inc. is the Fund s
Investment Adviser (BCM or Investment
Adviser). BCM is primarily responsible for
the day-to-day management of the Fund s
portfolio, including purchases and sales of
individual securities according to the
Fund s principal investment strategies. The
Investment Adviser focuses on identifying
companies that it believes are qualitatively
excellent through bottoms-up research,
primarily involving a review of public
documents; field work, including company
site visits, industry trade shows, user
conferences and product demonstrations;
discussions with suppliers, customers and
competitors; and other primary and secondary
due diligence. The Fund will typically
invest in companies with durable competitive
advantages; the potential for high returns
on invested capital; skilled, shareholder-
friendly management teams; and large growth
opportunities. After this qualitative
assessment is complete, the Investment
Adviser values the companies that meet its
criteria using a discounted cash flow model
or other relevant methods and invests in a
limited number of companies that present the
most compelling mix of qualitative
characteristics (e.g., competitive position)
and quantitative metrics (e.g., price in
relation to intrinsic value). As part of the
Fund s investment process, the Investment
Adviser considers environmental, social and
governance (ESG) factors for each
investment in the portfolio. ESG factors
include, but are not limited to, the
environmental and social impact of the
issuer, as well as the issuer s instituted
governance programs. Investments may be sold
if they appreciate to levels at or near the
higher end of the Investment Adviser s
estimated ranges of intrinsic value.
However, the Fund may retain these
investments if they continue to meet the
Fund s investment objective and strategy.
The Fund operates as a non-diversified
company under the Investment Company Act of
1940 (the 1940 Act), which means that the
Fund may invest a significant portion of its
assets in the securities of a limited number
of issuers.

Principal Investment Risks of the Fund

The principal risks of investing in the Fund
and the circumstances reasonably likely to
adversely affect an investment are listed
and described below. The share price of the
Fund changes daily, based on market
conditions and other factors. A shareholder
may lose money by investing in the Fund.
There can be no assurance that the Fund will
achieve its investment objective.

New Fund Risk: The Fund is a new fund, with
a limited or no operating history and a
small asset base. There can be no assurance
that the Fund will grow to or maintain a
viable size. Due to the Fund's small asset
base, certain of the Fund's expenses and its
portfolio transaction costs may be higher
than those of a fund with a larger asset
base. To the extent that the Fund does not
grow to or maintain a viable size, it may be
liquidated, and the expenses, timing and tax
consequences of such liquidation may not be
favorable to some shareholders.

Small Cap Company Risk: Small cap companies,
when compared to larger companies, may
experience lower trade volume and could be
subject to greater and less predictable
price changes. Small cap companies may also
have limited management experience or depth,
limited ability to generate or borrow
capital needed for growth, limited products
or services, or operate in less established
markets. Therefore, small cap securities may
be subject to changing economic, market, and
industry conditions and experience more
volatility and less liquidity over short
periods.

Investment Risk: Investors in the Fund could
lose money, including the possible loss of
the entire principal amount of an
investment, over short or long periods of
time.

Market Risk and Selection Risk: Market risk
is the risk that one or more markets in
which the Fund invests will go down in
value, including the possibility that the
markets will go down sharply and
unpredictably. The value of a security or
other asset may decline due to changes in
general market conditions, economic trends
or events that are not specifically related
to the issuer of the security or other
asset, or factors that affect a particular
issuer or issuers, exchange, country, group
of countries, region, market, industry,
group of industries, sector or asset class.
Local, regional, or global events such as
war, acts of terrorism, the spread of
infectious illness or other public health
issue, recessions, or other events could
have a significant impact on the Fund and
its investments. Selection risk is the risk
that the securities selected by Fund
management will underperform the markets,
the relevant indices or the securities
selected by other funds with similar
investment objectives and investment
strategies. This means you may lose money.

Equity Securities Risk: Equity securities
risk is the risk that prices of equity
securities rise and fall daily. Price
movements may occur due to factors affecting
individual companies, such as the issuance
of an unfavorable earnings report, or other
events affecting particular industries or
the equity market as a whole.

Non-Diversification Risk: Because a non-
diversified fund under the federal
securities laws may invest in a relatively
small number of issuers compared to a
diversified fund, changes in the financial
condition of individual issuers, as well as
political, regulatory, or economic
occurrences affecting such issuers may cause
greater fluctuation in the value of a non-
diversified fund s shares. However, the Fund
intends to satisfy the asset diversification
requirements for qualification as a
regulated investment company (RIC) under
Subchapter M of the Internal Revenue Code of
1986, as amended (the Code).

Software & Services Industry Group
Concentration Risk: When a fund focuses its
investments in a particular industry, group
of industries, or sector, financial,
economic, business, and other developments
affecting issuers in those industries or
sector will have a greater effect on the
fund than if it had not done so. Market or
economic factors impacting companies in the
information technology sector could have a
major effect on the value of the Fund s
investments. Stocks of such companies,
especially those of smaller, less-seasoned
companies, tend to be more volatile than the
overall market. Additionally, companies in
the information technology sector may face
unpredictable changes in growth rates and
competition for the services of qualified
personnel.

Computer software/services companies can be
significantly affected by competitive
pressures, aggressive pricing, technological
developments, changing domestic demand, the
ability to attract and retain skilled
employees and availability and price of
components. The market for products produced
by computer software/services companies is
characterized by rapidly changing
technology, evolving industry standards and
frequent new product introductions. The
success of computer software/services
companies depends in substantial part on the
timely and successful introduction of new
products and the ability to service such
products. An unexpected change in one or
more of the technologies affecting an
issuer s products or in the market for
products based on a particular technology
could have a material adverse effect on a
participant s operating results. Some
computer software/services companies rely on
a combination of patents, copyrights,
trademarks, and trade secret laws to
establish and protect their proprietary
rights in their products and technologies.
There can be no assurance that the steps
taken by computer software/ services
companies to protect their proprietary
rights will be adequate to prevent
misappropriation of their technology or that
competitors will not independently develop
technologies that are substantially
equivalent or superior to such companies
technology.

Large Shareholder Risk: Asset allocation
decisions, particularly large redemptions,
made by an investor or an investment adviser
whose discretionary clients make up a large
percentage of the Fund s shareholders, may
adversely impact remaining Fund
shareholders.

Management Risk: The Fund is actively
managed, and its success depends upon the
investment skills and analytical abilities
of the Investment Adviser to develop and
effectively implement strategies that
achieve the Fund s investment objective.
Subjective decisions made by the Investment
Adviser may cause the Fund to incur losses
or to miss profit opportunities on which it
may otherwise have capitalized.

Fund Performance

The Fund is new as of the date of this
Prospectus and therefore performance
information is not yet available. Because
the Fund is a new fund and does not yet have
a full calendar year of investment
operations, no performance information is
presented for the Fund at this time. In the
future, performance information will be
presented in this section of the Prospectus.
Updated performance information will be
available at no cost by calling [(    )   ]
or visiting the Fund s website at
www.bcmfocusfunds.com.

Investment Adviser

Bares Capital Management, Inc. having its
principal business address located at 12600
Hill Country Blvd., Suite R-230, Austin,
Texas 78738, serves as the Investment
Adviser to the Fund. The following
individuals are the Portfolio Managers of
the Fund and are responsible for its day-to-
day management:

Portfolio Managers

- Brian Bares
- Jay Creel; and
- Benjamin Huang

Purchase and Sale of Fund Shares

Generally, shares of the Fund may be
purchased or sold (redeemed) on any business
day (normally any day when the New York
Stock Exchange (NYSE) is open).
Shareholders may redeem shares held directly
in the name of a shareholder on the books of
the Fund by submitting a redemption request
to the Fund s transfer agent, [    ]
( Transfer Agent ). If shares are held by a
bank, broker, or other financial
intermediary on behalf of such shareholder
( Financial Intermediary ) with which the
Fund or the Investment Adviser has
contracted, then shareholders must redeem
shares through such Financial Intermediary.
The minimum initial investment in shares of
the Fund is $10,000.00 for all accounts. The
minimum subsequent investment in the Fund is
$1,000.00.

Tax Information

Dividends and capital gain distributions you
receive from the Fund, whether you reinvest
your distributions in additional Fund shares
or receive them in cash, are taxable to you
at either ordinary income or capital gains
tax rates unless you are investing through a
tax-free plan. However, these dividend and
capital gain distributions may be taxable
upon their eventual withdrawal from tax-
deferred plans.

Payments to Financial Intermediaries

If you purchase the Fund through a Financial
Intermediary, the Fund and its related
companies may pay the Financial Intermediary
for the sale of Fund shares and related
services. These payments may create a
conflict of interest by influencing the
Financial Intermediary and your salesperson
to recommend the Fund over another
investment. Ask your salesperson or visit
your financial intermediary s website for
more information.

BCM FOCUS SMALL/MICRO-CAP FUND  INVESTMENT
OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to
provide investors with long-term capital
growth. The investment objective may be
changed by the Board without a vote of
shareholders. If the investment objective is
changed, the Fund generally will provide
shareholders with sixty (60) days prior
notice. There can be no assurance that the
Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests
at least 80% of its net assets, plus the
amount of any borrowings for investment
purposes, in publicly traded small cap
equity securities. Such securities will be
publicly traded and issued by domestic
issuers directly. The Fund primarily seeks
to purchase common stock. The Fund considers
small cap securities to be securities that
at the time of purchase have market
capitalizations between (or equal) to the
largest and smallest companies within the
Morningstar US Small Cap Extended Index as
of the date of the latest reconstitution.
The Fund may continue to hold or repurchase
securities whose market capitalizations have
exceeded the upper bound of the index.

The Fund will concentrate at least 25% of
its net assets in the Software & Services
Industry Group within the Information
Technology Sector. Companies within the
Software & Services Industry Group may
include, for example, companies developing
and marketing internet software and
services; providers of information
technology and systems integration services;
providers of commercial data processing
and/or business outsourcing services;
companies developing and producing database
management, home entertainment, educational,
specialty, enterprise, and business
software; and other software and services
companies.

Bares Capital Management, Inc. is the Fund s
Investment Adviser. BCM is primarily
responsible for the day-to-day management of
the Fund s portfolio, including purchases
and sales of individual securities according
to the Fund s principal investment
strategies. The Investment Adviser focuses
on identifying companies that it believes
are qualitatively excellent through
 bottoms-up  research, primarily involving a
review of public documents; field work,
including company site visits, industry
trade shows, user conferences and product
demonstrations; discussions with suppliers,
customers, and competitors; and other
primary and secondary due diligence. The
Fund will typically invest in companies with
durable competitive advantages; the
potential for high returns on invested
capital; skilled, shareholder-friendly
management teams; and large growth
opportunities. After this qualitative
assessment is complete, the Investment
Adviser values the companies that meet its
criteria using a discounted cash flow model
or other relevant methods and invests in a
limited number of companies that present the
most compelling mix of qualitative
characteristics (e.g., competitive position)
and quantitative metrics (e.g., price in
relation to intrinsic value). Embedded
within the Investment Adviser s overall
investment approach is the Investment
Adviser s consideration of ESG criteria, as
one of several factors, that the Investment
Adviser may deem to be material to a company
or industry. The Investment Adviser defines
ESG as a set of environmental, social and
governance factors that the Investment
Adviser, in its sole discretion, determines
have a material impact on a company s long-
term sustainability and durability. Examples
of environmental criteria include air and
water pollution or utilization of natural
resources. Examples of social considerations
include a company s working conditions or
product safety. Governance examples include
board structure or management compensation.
A less favorable ESG profile may not
preclude the Fund from investing in a
company, as the consideration of ESG factors
is not more influential than the
consideration of other investment criteria.

The Fund intends to operate as a non-
diversified company under the 1940 Act,
which means that the Fund may invest a
significant portion of its assets in the
securities of a limited number of issuers.

Because the Fund refers to small cap equity
investments in its name, it will notify
shareholders at least sixty (60) days in
advance of any changes in its investment
policies that would enable the Fund to
invest less than 80% of its assets in small
cap equity securities under normal
circumstances.

The Fund seeks to generate attractive
returns over time but does not attempt to
mirror a benchmark or an index.

Temporary Defensive Position

In response to adverse market, economic,
political, and other conditions, the
Investment Adviser may make temporary
investments in liquid short-term instruments
that are not consistent with the Fund s
investment objective and principal
investment strategies. Such investments may
be inconsistent with the Fund s ability to
reach its investment objective.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund
and the circumstances reasonably likely to
adversely affect an investment are listed
and described below. The share price of the
Fund changes daily, based on market
conditions and other factors. A shareholder
may lose money by investing in the Fund.
There can be no assurance that the Fund will
achieve its investment objective.

New Fund Risk: The Fund is a new fund, with
a limited or no operating history and a
small asset base. There can be no assurance
that the Fund will grow to or maintain a
viable size. Due to the Fund's small asset
base, certain of the Fund's expenses and its
portfolio transaction costs may be higher
than those of a fund with a larger asset
base. To the extent that the Fund does not
grow to or maintain a viable size, it may be
liquidated, and the expenses, timing and tax
consequences of such liquidation may not be
favorable to some shareholders.

Small Cap Company Risk: Small cap companies,
when compared to larger companies, may
experience lower trade volume and could be
subject to greater and less predictable
price changes. Small cap companies may also
have limited management experience or depth,
limited ability to generate or borrow
capital needed for growth, limited products
or services, or operate in less established
markets. Therefore, small cap securities may
be subject to changing economic, market, and
industry conditions and experience more
volatility and less liquidity over short
periods. If a product fails, there are other
adverse developments, or if management
changes, small cap company investments may
lose substantial value. In addition, smaller
companies, which tend to be less well known,
have shorter operating histories and do not
have significant ownership by large
investors, may not have information as
accessible as that of larger companies. In
addition, small cap securities may be
particularly sensitive to changes in
interest rates, borrowing costs and
earnings. In certain market cycles,
investing in small cap companies may be less
favorable when compared to larger companies
causing the Fund to under-perform and incur
losses.

Investment Risk: As with all investments, an
investment in the Fund is subject to
investment risk. Investors in the Fund could
lose money, including the possible loss of
the entire principal amount of an
investment, over short or long periods of
time. The share price of the Fund changes
daily, based on market conditions and other
factors. The Fund should not be relied upon
as a complete investment program.

Market Risk and Selection Risk: Market risk
is the risk that one or more markets in
which the Fund invests will go down in
value, including the possibility that the
markets will go down sharply and
unpredictably. The value of a security or
other asset may decline due to changes in
general market conditions, economic trends
or events that are not specifically related
to the issuer of the security or other
asset, or factors that affect a particular
issuer or issuers, exchange, country, group
of countries, region, market, industry,
group of industries, sector, or asset class.
Local, regional, or global events such as
war, acts of terrorism, the spread of
infectious illness or other public health
issue, recessions, or other events could
have a significant impact on the Fund and
its investments. Selection risk is the risk
that the securities selected by Fund
management will underperform the markets,
the relevant indices or the securities
selected by other funds with similar
investment objectives and investment
strategies. This means you may lose money.

Equity Securities Risk: Equity securities
risk is the risk that prices of equity
securities rise and fall daily. Price
movements may occur due to factors affecting
individual companies, such as the issuance
of an unfavorable earnings report, or other
events affecting industries or the equity
market as a whole.

Non-Diversification Risk:  The Fund is
classified as  non-diversified  pursuant to
the definition provided in the 1940 Act,
which means that it is not limited by the
1940 Act regarding the portion of its assets
that may be invested in the securities of a
single issuer. The possible assumption of
large positions in the securities of a small
number of issuers may cause performance to
fluctuate to a greater extent than that of a
diversified investment company as a result
of changes in the financial condition or in
the market s assessment of the issuers.
However, the Fund intends to satisfy the
asset diversification requirements for
qualification as a RIC under Subchapter M of
the Code.

Software & Services Industry Group
Concentration Risk: When a fund focuses its
investments in a particular industry, group
of industries, or sector, financial,
economic, business, and other developments
affecting issuers in those industries or
sector will have a greater effect on the
fund than if the fund had not focused its
assets, which may increase the fund s
volatility. Market or economic factors
impacting companies in the information
technology sector could have a major effect
on the value of the Fund s investments. The
value of stocks of information technology
companies is particularly vulnerable to
rapid changes in technology product cycles,
government regulation and competition, both
domestically and internationally, including
competition from foreign competitors with
lower production costs. Stocks of such
companies, especially those of smaller,
less-seasoned companies, tend to be more
volatile than the overall market.
Information technology companies may be
heavily dependent on patent and intellectual
property rights, the loss or impairment of
which may adversely affect profitability.
Additionally, companies in the information
technology sector may face unpredictable
changes in growth rates and competition for
the services of qualified personnel.

Computer software/services companies can be
significantly affected by competitive
pressures, aggressive pricing, technological
developments, changing domestic demand, the
ability to attract and retain skilled
employees and availability and price of
components. The market for products produced
by computer software/services companies is
characterized by rapidly changing
technology, evolving industry standards and
frequent new product introductions. The
success of computer software/services
companies depends in substantial part on the
timely and successful introduction of new
products and the ability to service such
products. An unexpected change in one or
more of the technologies affecting an
issuer s products or in the market for
products based on a particular technology
could have a material adverse effect on a
participant s operating results. Some
computer software/services companies rely on
a combination of patents, copyrights,
trademarks, and trade secret laws to
establish and protect their proprietary
rights in their products and technologies.
There can be no assurance that the steps
taken by computer software/services
companies to protect their proprietary
rights will be adequate to prevent
misappropriation of their technology or that
competitors will not independently develop
technologies that are substantially
equivalent or superior to such companies
technology.

Large Shareholder Risk:  From time to time,
a large investor, or an investment adviser,
including BCM, may allocate a portion of the
assets under its discretion to the Fund.
There is a risk that if a large percentage
of Fund s outstanding shares are under the
control of a single or a small number of
decision makers, asset allocation decisions,
particularly large redemptions, may
adversely impact remaining Fund
shareholders.

Management Risk: The Fund is actively
managed, and its success depends upon the
investment skills and analytical abilities
of the Investment Adviser to develop and
effectively implement strategies that
achieve the Fund s investment objective.
Subjective decisions made by the Investment
Adviser may cause the Fund to incur losses
or to miss profit opportunities on which it
may otherwise have capitalized.

Investments in the Fund are neither insured
nor guaranteed by the U.S. Government.
Shares of the Fund are not deposits or
obligations of, or guaranteed by the
Investment Adviser or any bank, and the
shares are not insured by the Federal
Deposit Insurance Corporation, the Federal
Reserve Board or any other federal, state,
or other governmental agency.

PORTFOLIO HOLDINGS

Information concerning the Fund s portfolio
holdings is available on the Fund s website
at www.bcmfocusfunds.com.

A description of the Fund s policies and
procedures with respect to the disclosure of
the Fund s portfolio securities is available
in the Fund s Statement of Additional
Information (SAI).

MANAGEMENT

Investment Adviser

Bares Capital Management, Inc., located at
12600 Hill Country Boulevard, Suite R-230,
Austin, TX 78738, serves as the investment
adviser to the Fund pursuant to a Management
Agreement with BCM Focus Funds. Subject to
the general oversight of the Board of
Trustees of the Trust, the Investment
Adviser is responsible for among other
things, developing a continuing investment
program for the Fund in accordance with its
investment objective, reviewing the
investment strategies and policies of the
Fund. The Investment Adviser is also
responsible for the day-to-day management of
the Fund s portfolio, including purchases
and sales of individual securities.

In this capacity, the Investment Adviser
advises and assists the officers of the
Trust in conducting the business of the Fund
and is responsible for providing general
investment advice and guidance to the Fund.
The Investment Adviser was formed in 2000
and, as of December 1, 2022, managed assets
of over [$2 billion].

[In addition to the Management Agreement,
the Investment Adviser has entered into an
Administration Agreement (the
Administration Agreement) with the BCM
Focus Funds on behalf of the BCM Focus
Small/Micro-Cap Fund] which provides
administrative services to the Fund, such as
shareholder communications.
Investment Advisory and Administrative Fee

For investment advisory [and administrative
services], the Investment Adviser receives a
combined fee, computed daily and payable
monthly, equal to 0.85% per annum for the
first $3 billion and 0.80% per annum for
amounts over $3 billion of the average daily
net assets of the Fund. This fee compensates
the Investment Adviser for its services and
its expenses. The Investment Adviser may
from time to time voluntarily waive all or a
portion of its advisory and administrative
fee from the Fund. For the most recent
fiscal year, the Fund paid the Investment
Adviser [0.85%], after voluntary fee waiver,
of the Funds average daily net assets.
The Fund s expenses are comprised of
expenses directly attributable to the Fund
as well as expenses that are allocated among
all series of the Trust. In addition, the
Investment Adviser is responsible for
distribution expenses   including, among
other things, the expense of printing and
mailing prospectuses and sales materials
used for promotional purposes. The
Investment Adviser (not the Fund) may, from
its management fee, pay certain financial
institutions (which may include banks,
brokers, securities dealers, and other
industry professionals) a fee for providing
distribution-related services and/or
performing certain administrative servicing
functions for Fund shareholders to the
extent these institutions are allowed to do
so by applicable statute or regulation.

Portfolio Managers

Certain information about the members of the
Fund s portfolio management team is set
forth below.

Mr. Brian Bares founded the Investment
Adviser in 2000. Mr. Bares developed the
Investment Adviser s investment philosophy
and research process, and he is responsible
for portfolio management, investment due
diligence, client relationships, and firm
strategy. He is the author of The Small-Cap
Advantage, published in 2011 by John Wiley &
Sons. Mr. Bares is also an external advisor
for the M.B.A. Investment Fund at The
University of Texas at Austin. He received a
B.S. from The University of Nebraska and has
earned the CFA designation.

Mr. Jay Creel joined the Investment Adviser
in 2012. Mr. Creel is responsible for
portfolio management, investment due
diligence, client relationships, and firm
administration. Prior to joining the
Investment Adviser, he was a general partner
and investment analyst at Treaty Oak Capital
Management and an investment banker at
Molecular Securities and Deutsche Bank
Securities. Mr. Creel received an A.B. (cum
laude) from Princeton University.

Mr. Benjamin Huang joined the Investment
Adviser in 2015. Mr. Huang is responsible
for portfolio management, investment due
diligence, and new idea generation. Prior to
joining the Investment Adviser, he was an
equity analyst intern at Bessemer Trust. Mr.
Huang received an A.B. from Princeton
University.

The Fund s Statement of Additional
Information contains further details about
the portfolio managers compensation, other
accounts they manage, and their ownership of
Fund shares.

SHAREHOLDER INFORMATION

Fund Valuation Policies
The Fund s net asset value per share (NAV)
is normally determined once daily at 4:00
p.m., Eastern Time on each day the NYSE is
open for regular trading (Business Day).
The Fund does not calculate its NAV on days
the NYSE is closed for trading. Information
that becomes known to the Fund or its agents
after the NAV has been calculated on a
particular day will not generally be used to
retroactively adjust the price of a security
or the NAV determined earlier that day. The
Fund reserves the right to change the time
its NAV is calculated if the Fund closes
earlier, or as permitted by the SEC.
The determination of the Fund s NAV is made
by subtracting from the value of the total
assets of the Fund the amount of its
liabilities and dividing the difference by
the number of Fund s shares outstanding at
the time the determination is made. The
value of the Fund s portfolio may change on
days when the Fund is not open for business
and not available for purchase or redemption
of Fund shares.

For purposes of calculating NAV, portfolio
securities and other assets for which market
quotes are readily available are valued at
market value. Market value is generally
determined based on official closing prices
or the last reported sales prices, or if no
sales are reported, based on quotes obtained
from established market makers or prices
(including evaluated prices) supplied by the
Fund s approved pricing services, quotation
reporting systems and other third-party
sources. Certain short-term debt instruments
are valued based on amortized cost.
Investments for which market quotations or
market-based valuations are not readily
available, or are available but deemed
unreliable, are valued at fair value in
accordance with procedures approved by the
Board. The Board has delegated to the
Investment Adviser the responsibility for
applying the Board-approved fair valuation
procedures. Market quotes are considered not
readily available in circumstances where
there is an absence of current or reliable
market-based data (e.g., trade information,
bid/ask information, broker quotes, pricing
services prices), including where events
occur after the close of the primary
exchange or principal market, but prior to
the NYSE close, that materially affect the
price of the security or other asset. In
addition, market quotes are considered not
readily available when, due to extraordinary
circumstances, the exchanges, or markets on
which the securities trade are not open for
trading for the entire day and no other
market prices are available. The Fund may
use a systematic fair value model provided
by an independent third party to value
foreign securities.

Fair value represents a good faith
approximation of the value of a security.
The fair value of one or more securities may
not, in retrospect, be the price at which
those assets could have been sold during the
period in which the fair values were used in
determining the Fund s NAV.
Revenue Sharing

The Investment Adviser may make payments for
marketing, promotional or related services
provided by Financial Intermediaries that
sell shares of the Fund. These payments are
often referred to as  revenue sharing
payments.  The level of such payments may be
based on factors that include, without
limitation, differing levels or types of
services provided by the intermediary, the
expected level of assets or sales of shares,
access to an intermediary s personnel and
other factors. Revenue sharing payments are
paid from the Investment Adviser s own
legitimate profits and its own resources
(not from the Fund) and may be in addition
to any Rule 12b-1 and/or shareholder
servicing payments that are paid by the Fund
to the Financial Intermediaries. In some
circumstances, such payments may create an
incentive for a Financial Intermediary or
its employees or associated persons to
recommend or sell shares of a particular
Fund to a potential shareholder instead of
recommending shares offered by competing
investment companies.

Contact your Financial Intermediary for
details about revenue sharing payments.

Other Service Providers

[   ], (the  Transfer Agent ),
provides certain administration, portfolio
accounting, and transfer agent and
shareholder services to the Fund. The
Transfer Agent s address is [    ].

[     ] (the  Distributor ), the
principal underwriter of the Fund, acts as
the Fund s representative in connection with
the offering of Fund shares.  The Fund may
be offered by other broker-dealers as well.
The Distributor is affiliated with the
Transfer Agent but is not affiliated with
the Investment Adviser nor its affiliated
companies.

The fees and other charges (except for the
costs of membership in trade associations,
SEC registration fees and related expenses,
brokerage fees and commissions, taxes,
borrowing costs (such as (a) interest and
(b) dividend expense on securities sold
short), litigation expenses, fees and
expenses of non-interested Trustees
attributable to the Fund and extraordinary
expenses) associated with the Fund s service
providers are paid by the Investment Adviser
pursuant to an Operating Services Agreement.

The Investment Adviser pays all the
operating expenses of the Fund except costs
of membership in trade associations, SEC
registration fees and related expenses,
brokerage fees and commissions, taxes,
borrowing costs (such as (a) interest and
(b) dividend expense on securities sold
short), litigation expenses, fees and
expenses of non-interested Trustees, and
extraordinary expenses.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund
if:

You are a long-term investor seeking a
fund with a capital appreciation strategy

You are an investor seeking to diversify
your holdings with equities

You are an investor seeking higher
potential returns than a money market
fund

You are an investor willing to accept
fluctuations in the value of your
investment

The Fund may not be appropriate for you if:

You are pursuing a short-term goal or
investing emergency reserves

General Information

You pay no sales charges to purchase or sell
(redeem) shares of the Fund. You may
purchase and sell shares at the net asset
value ( NAV ) next calculated after receipt
of your purchase order or redemption request
by the Fund s transfer agent in  good
order.  If your purchase order is received
in good order prior to 4:00 p.m. (Eastern
time), your transaction will be priced at
that day s NAV. The Fund will not accept
orders that request a particular day or
price for the transaction or any other
special conditions. The Fund will be deemed
to have received a purchase order or
redemption request when an authorized broker
or, if applicable, a broker s designee
receives same in good order.

Good Order:

Purchase Order of Shares: When making a
purchase request, make sure your request is
in good order.  Good order  means your
purchase request includes:
 - the name of the Fund,
 - the dollar amount of shares to be
purchased,
 - a completed purchase application or
investment stub, and
 - a check payable to the Fund.

Redemption Request of Shares: When making a
redemption request, make sure your request
is in good order.  Good Order  means your
redemption request includes:
- the Fund name and your account
number,
- the account name(s) and address,
- the dollar amount or number of shares
you wish to redeem, and
- signatures by all registered share
owner(s) in the exact name(s) and any
special capacity in which they are
registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a
confirmation of each transaction. You should
verify the accuracy of all transactions in
your account as soon as you receive your
confirmation.

The Fund reserves the right to impose new
minimum investment amounts. The right of
redemption may not be suspended, except for
any period during a period which: (1) the
New York Stock Exchange, Inc. is closed
(other than customary weekend and holiday
closings) or during which the SEC determines
that trading thereon is restricted; (2) an
emergency (as determined by the SEC) exists
as a result of which disposal by a Fund of
its securities is not reasonably practicable
or as a result of which it is not reasonably
practicable for a Fund fairly to determine
the value of its net assets; or (3) the SEC
may by order permit for the protection of
the shareholders of a Fund.

When and How NAV is Determined. The Fund
calculates its NAV as of the close of
regular trading on the New York Stock
Exchange (the  Exchange ) (generally 4:00
p.m., Eastern time) on each weekday except
days when the Exchange is closed. The price
at which a purchase or redemption is
effected is based on the next calculation of
NAV after the order is placed. The time at
which the Fund s NAV is calculated may
change if the SEC has determined an
emergency condition exits or if the Exchange
closes early. The Fund s NAV is determined
by taking the market value of all securities
owned by the Fund (plus all other assets
such as cash), subtracting all liabilities
and then dividing the result (net assets) by
the number of shares outstanding. The Fund
values securities for which market
quotations are readily available at current
market value. If market quotations are not
readily available or are considered to be
unreliable due to significant market or
other events, the Fund values securities at
fair value, as determined under procedures
adopted by the Board of Trustees of the
Trust (e.g., if the exchange on which a
portfolio security is principally traded
closes early or if trading in a particular
portfolio security was halted during the day
and did not resume prior to the Fund s NAV
calculation). The NAV may be different if
fair value is utilized rather than using
market quotations.

How to Contact the Fund

Write to us at:

BCM Focus Funds
[  ]

Overnight Address:

BCM Focus Funds
[  ]

Distributor:
[  ]

Telephone us Toll-Free at:

[(   )    ]

Wire investments (or ACH payments) to:

Please call the Transfer Agent at [(   )
 ] for wiring instructions.

Transactions Through Third Parties. Shares
of the Fund may be purchased through certain
brokerage firms and financial institutions
that are authorized to accept orders on
behalf of the Fund and such organizations
may be authorized to designate
intermediaries to accept orders on behalf of
the Fund. Orders will be priced at the NAV
next determined after your order is received
by such organization, or its designee, in
proper form. These organizations may charge
you transaction fees on purchases of Fund
shares and may impose other charges or
restrictions or account options that differ
from those applicable to shareholders who
purchase shares directly through the Fund.
These organizations may be the shareholders
of record of your shares. The Fund is not
responsible for ensuring that the
organizations carry out their obligations to
their customers. Shareholders investing in
this manner should look to the organization
through which they invest for specific
instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must
be in U.S. dollars and checks must be drawn
on a U.S. financial institution. The Fund
does not accept cash, drafts,  starter
checks, travelers  checks, credit card
checks, post-dated checks, cashier s checks
under $10,000, or money orders. In addition,
the Fund does not accept checks made payable
to third parties.

Checks. Checks must be made payable to
BCM Focus Funds.  The Transfer Agent
will charge $25 against a shareholder s
account for any check returned for
insufficient funds.

By sending your check to the Transfer
Agent, please be aware that you are
authorizing the Transfer Agent to make a
one-time electronic debit from your
account at the financial institution
indicated on your check. Your bank
account will be debited as early as the
same day the Transfer Agent receives your
payment in the amount of your check; no
additional amount will be added to the
total. The transaction will appear on
your bank statement. Your original check
will be destroyed once processed, and you
will not receive your canceled check
back. If the Transfer Agent cannot post
the transaction electronically, you
authorize the Transfer Agent to present
an image copy of your check for payment.

Bank Wires. Instruct your financial
institution to make a federal funds wire
payment to us. Your financial institution
may charge you a fee for this service.
The Fund requires advance notification of
all wire purchases to ensure that the
wire is received in proper form and that
your account is subsequently credited in
a timely fashion. Failure to notify the
Transfer Agent prior to the transmittal
of the bank wire may result in a delay in
purchasing shares of the Fund. An order
is considered received when [
] the Fund s custodian, receives payment
by wire. If your account application was
telecopied to the Transfer Agent, you
must also mail the completed account
application to the Transfer Agent on the
same day the wire payment is made. Shares
will be issued at the NAV next computed
after receipt of your wire in proper
form.

IRA Accounts. Please note that a
different procedure is used for opening
Individual Retirement Accounts (IRAs).
Please call the Transfer Agent at [(
)             ] for details.

Minimum Investments. The minimum initial
investment for the Fund is $10,000.00. There
is a $1,000.00 minimum for additional
investments. Management of the Fund may
choose to waive the initial investment
minimum.

The Fund may change these investment
minimums from time to time. A Financial
Intermediary may also establish and amend,
from time to time, minimum initial and/or
subsequent purchase requirements for its
customers. The Fund may waive the initial
and subsequent investment minimums for
purchases by Financial Intermediaries.

Account Requirements

Type of Account

Individual, Sole
Proprietorship
and Joint
Accounts

Individual
accounts are
owned by one
person, as are
sole
proprietorship
accounts. Joint
accounts have two
or more owners
(tenants).

Gifts or
Transfers to a
Minor (UGMA,
UTMA)

These custodial
accounts provide
a way to give
money to a child
and obtain tax
benefits.

Business Entities

Trusts

Requirement

Instructions must be
signed by all persons
required to sign
exactly as their names
appear on the account.

Depending on state
laws, you can set up a
custodial account
under the UGMA or the
UTMA
The custodian must
sign instructions in a
manner indicating
custodial capacity.

Submit a
Corporate/Organization
Resolution form or
similar document.

The trust must be
established before an
account can be opened.

Provide a certified
trust document, or the
pages from the trust
document that identify
the trustees.

Investment Procedures

How to Open an Account

By Check

  Call or write us for
an account application
(and a Corporate/Organization
Resolution form, if
applicable).

  Complete the
application (and
resolution form).

  Mail us your
application (and
resolution form) and a
check.

By Bank Wire

  Call or write us for
an account application
(and a
Corporate/Organization
Resolution form, if
applicable).

  Complete the
application (and
resolution form).

  Call us to fax the
completed application
(and resolution form)
and we will assign you
an account number.

  Mail us your original
application.

  Instruct your bank to
wire your money to us.

By Systematic
Investment

  Complete the
Systematic Investment
section of the
application.

  Attach a voided check
to your application.

  Mail us the completed
application and the
voided check.

How to Add to Your Account

By Check

  Fill out an
investment slip
from a
confirmation
statement or
write us a
letter.

  Write your
account number
on your check.

  Mail us the
slip (or your
letter) and a
check.

By Bank Wire

  Call to notify
us of your
incoming wire.

  Instruct your
bank to wire
your money to
us.

Systematic Investments. You may invest a
specified amount of money in the Fund once
or twice a month on specified dates. These
payments are taken from your bank account by
electronic transfer. The Transfer Agent
currently pays the costs of this service,
but reserves the right, upon 30 days
written notice, to make reasonable changes.

Your depository institution may impose its
own charge for making transfers from your
account. Systematic investments must be for
at least $100. Please call the Transfer
Agent at [(    )  ] for details.

Limitations on Purchases. The Fund reserves
the right to refuse any purchase (including
exchange) request, particularly requests
that could adversely affect the Fund or its
operations. This includes those from any
individual or group who, in the Fund s view,
is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund
accepts checks and electronic bank transfers
at full value subject to collection. If your
payment for shares is not received or you
pay with a check or electronic bank transfer
that does not clear, your purchase will be
cancelled. You will be responsible for any
losses or expenses incurred by the Fund or
the Transfer Agent, and the Fund may redeem
shares you own in the account (or another
identically registered account in any Fund)
as reimbursement. The Fund and its agents
have the right to reject or cancel any
purchase, exchange, or redemption due to
nonpayment.

Customer Identification and Verification. To
help the government fight the funding of
terrorism and money laundering activities,
federal law requires all financial
institutions to obtain, verify and record
information that identifies each person that
opens a new account, and to determine
whether such person s name appears on
government lists of known or suspected
terrorists and terrorist organizations. As a
result, the Fund must obtain the following
information for each person that opens a new
account:

Name;

Date of birth (for individuals);

Residential or business street address
(although post office boxes are still
permitted for mailing); and

Social security number, taxpayer
identification number, or other
identifying number.

You may also be asked for a copy of your
driver s license, passport, or other
identifying document to verify your
identity. In addition, it may be necessary
to verify your identity by cross-referencing
your identification information with a
consumer report or other electronic
database. Additional information may be
required to open accounts for corporations
and other entities. Federal law prohibits
the Fund and other financial institutions
from opening a new account unless they
receive the minimum identifying information
listed above.

After an account is opened, the Fund may
restrict your ability to purchase additional
shares until your identity is verified. The
Fund also may close your account or take
other appropriate action if it is unable to
verify your identity within a reasonable
time. If your account is closed for this
reason, your shares will be redeemed at the
NAV next calculated after the account is
closed. In each case, your redemption
proceeds may be worth more or less than your
original investment. The Fund will not be
responsible for any loss incurred due to the
Fund s inability to verify your identity.

Redemption of Shares

The Fund executes a redemption request at
the NAV next calculated after the Fund
receives the redemption request in good
order. The Fund normally determines the
Fund s NAV daily at 4:00 p.m. Eastern Time
on each day that the equity markets of the
NYSE are open for a regular day of trading.
Under normal market conditions, redemption
requests received in good order by 4:00 p.m.
Eastern Time on any Business Day will be
executed at that day s NAV. Orders accepted
after 4:00 p.m. will be executed at the next
day s NAV. Redemption requests accepted
before 4:00 p.m. Eastern Time on any
Business Day will typically be paid on the
Business Day following the date on which the
redemption request was received in good
order. Redemption requests will be paid by
federal funds wire transfer to the
shareholder s designated account. To meet
the redemption request, the Fund typically
expects to use available cash (or cash
equivalents) or to sell portfolio
securities. These methods may be used during
both normal and stressed market conditions.
While the Fund typically makes payments of
redemption requests in cash, it has reserved
the right to pay redemption proceeds by a
distribution in-kind of portfolio securities
when it deems appropriate.

The Fund typically expects to pay redemption
proceeds one (1) business day following
receipt of a redemption order. However,
payment may take longer than one (1)
business day and may take up to seven (7)
days as generally permitted by the
Investment Company Act of 1940, as amended.
Delays may occur in cases of very large
redemptions, excessive trading or during
unusual market conditions. Under unusual
circumstances as provided by the rules of
the SEC, the Fund may delay payment of
redemption proceeds for more than 7 days.
The Fund will redeem your shares when the
redemption request is received in proper
form; however, if you recently purchased
your shares by check and the Fund has not
yet collected payment for those shares, your
redemption proceeds will only be released
when the Fund is reasonably satisfied that
the check has cleared, which may take up to
15 calendar days.

How to Redeem Fund Shares

Shareholders must redeem shares held by a
Financial Intermediary through that
Financial Intermediary and follow the
Financial Intermediary s procedures for
redeeming Fund shares. For more information
about how to redeem shares through a
Financial Intermediary, contact the
Financial Intermediary directly.
Shareholders may redeem shares held directly
with the Fund by submitting a redemption
request to the Transfer Agent. The Fund pays
proceeds resulting from such redemption
directly to the shareholder generally on the
next Business Day after the redemption
request is received in good order.

Redemption Fee

Fund shares that are redeemed within 30 days
from the date of purchase will be subject to
a redemption fee of 2.00% of the total
redemption proceeds. The 30-day period shall
commence on the next business day following
the date your purchase order is received in
good order by the Fund and shall apply to
any redemption made on or before the 30th
day from that date. The redemption fee is
payable to the Fund and is intended to
reduce the impact on remaining investors in
the Fund of the costs incurred by the Fund
in meeting redemption requests from
investors who are not long-term investors.
For purposes of determining whether the
redemption fee applies, shares held the
longest will be redeemed first. See
 Frequent Trading Policy  below for more
information.

The Fund may sell shares to some 401(k)
plans, 403(b) plans, bank or trust company
accounts, and accounts of certain financial
institutions or intermediaries that do not
apply the redemption fee to underlying
shareholders, often because of
administrative or systems limitations. From
time to time, with the approval of the
Investment Adviser, the redemption fee will
not be assessed on redemptions in certain
circumstances. For more information on the
waiver of the redemption fee, see  Purchases
and Redemptions  in the Fund s SAI.

Redemptions by the Fund

The Fund has established a minimum account
size of $10,000.00, which may be changed
from time to time in its discretion. If the
value of an account held directly with the
Fund falls below the minimum account size
because of a redemption of shares, the Fund
reserves the right to redeem the
shareholder s remaining shares. If such
remaining shares are to be redeemed, the
Fund will notify the shareholder and will
allow the shareholder 60 days to make an
additional investment to meet the minimum
requirement before the redemption is
processed.

Each Financial Intermediary may establish
its own minimum account requirements for its
customers, which may be lower than those
established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares result in taxable
events for a shareholder who may realize a
gain or a loss.

The Fund has reserved the right to pay
redemption proceeds by a distribution in-
kind of portfolio securities (rather than
cash). If the Fund makes an in-kind
distribution, you could incur brokerage and
transaction charges when converting the
securities to cash. Additionally, securities
received through an in-kind redemption may
be subject to market risk until such time as
you can dispose of the securities. The Fund
does not expect to make in-kind
distributions, but if it does, the Fund will
pay, during any 90-day period, your
redemption proceeds in cash up to either
$250,000 or 1.00% of the Fund s net assets,
whichever is less. If the Fund meets a
redemption request through a distribution
in-kind, the Fund will analyze a variety of
factors when selecting securities,
including, tax implications, liquidity
implications, portfolio transaction costs,
fees and other costs associated with the
transaction.

The Fund may suspend a shareholder s right
to receive payment with respect to any
redemption or postpone the payment of the
redemption proceeds for up to seven days and
for such other periods as applicable laws
may permit.

Frequent Trading Policy

Frequent or short-term trading into and out
of the Fund, or time-zone arbitrage (i.e.,
the purchase and sale of Fund securities to
profit from price discrepancies between the
time the price of the portfolio security is
determined, and the time the Fund s NAV is
computed), can have adverse consequences for
the Fund and shareholders who use the Fund
as a long-term investment vehicle. Such
trading in significant amounts can disrupt
the Fund s investment strategies (e.g., by
requiring it to sell investments at
inopportune times or maintain excessive
short-term or cash positions to support
redemptions), dilute the interests of other
shareholders, increase brokerage and
administrative costs, and affect the timing
and amount of taxable gains distributed by
the Fund. Investors engaged in such trading
may also seek to profit by anticipating
changes in the Fund s NAV in advance of the
time the NAV is calculated.

The Fund s Board has approved policies and
procedures intended to discourage excessive
frequent or short-term trading of the Fund s
shares. As described above, the Fund imposes
a 2.00% fee on redemptions of Fund shares
made within 30 days from the date of
purchase. The Board has not adopted any
specific numerical restrictions on purchases
and sales of Fund shares because certain
legitimate strategies will not result in
harm to the Fund or shareholders. The Fund
also monitors trading in Fund shares to
identify disruptive trading activity.

In addition, each agreement among the Fund,
its distributor, and a Financial
Intermediary will contain representations
concerning the Financial Intermediary s
policies and procedures to monitor, deter
and report instances of market timing.

No matter how the Fund defines its limits on
frequent trading of Fund shares, other
purchases and sales of Fund shares, not
deemed to be frequent trading, may have
adverse effects on the management of the
Fund s portfolio and its performance.
The Fund believes that its redemption fees
and restrictions on short-term trading
should apply to all shareholders, regardless
of the number or type of accounts in which
shares are held. However, the Fund
anticipates that limitations on its ability
to identify trading activity to specific
shareholders, including where shares are
held through a Financial Intermediary in
multiple or omnibus accounts, will mean that
these restrictions may not be able to be
applied uniformly in all cases.

The Investment Adviser may determine from
the amount, frequency, or pattern of
purchases and redemptions that a shareholder
is engaged in excessive trading that is or
could be detrimental to the Fund and other
shareholders and may preclude the
shareholder from making further purchases of
Fund shares. If your purchase order is
rejected, you will not be able to execute
that transaction, and the Fund will not be
responsible for any losses you may suffer.

Dividends and Distributions

The Fund normally pays to shareholders
substantially all the Fund s net income and
capital gains, if any, annually. The Fund
may pay additional dividends and/or capital
gains distributions in a given year to the
extent necessary to avoid the imposition of
federal income or excise tax on the Fund.
The Fund pays dividends and capital gains
distributions to shareholders of record as
of the record date.

Unless a shareholder whose shares are held
directly in the shareholder s name on the
books of the Fund elects to have dividends
and capital gains distributions paid in
cash, the Fund automatically reinvests
dividends and capital gains distributions in
additional Fund shares without reference to
the minimum subsequent purchase requirement.

There are no sales charges for the
reinvestment of dividends.

Each Financial Intermediary may establish
its own policy with respect to the
reinvestment of dividends and capital gains
distributions in additional Fund shares.

Taxes

Please consult your personal tax adviser
regarding your specific questions about
federal, state and local income taxes. Below
is a summary of some important tax issues
that affect the Fund and its shareholders.
This summary is based on current tax laws,
which are subject to change. Unless you are
a tax-exempt entity or your investment in
Fund shares is made through tax-deferred
retirement account, such as an individual
retirement account, you need to be aware of
the possible tax consequences when the Fund
makes distributions and when you sell Fund
shares.

The Fund has elected and intends to qualify
each year for the special tax treatment
afforded to a RIC under the Code. If the
Fund maintains its qualification as a RIC
and meets certain minimum distribution
requirements, then the Fund is generally not
subject to tax at the fund level on income
and gains from investments that are timely
distributed to shareholders. However, if the
Fund fails to qualify as a RIC or to meet
minimum distribution requirements it would
result (if certain relief provisions were
not available) in fund-level taxation and
consequently a reduction in income available
for distribution to shareholders.

Distributions you receive from the Fund will
generally be subject to federal income tax,
and any state or local income taxes, whether
or not you reinvest them in additional
shares. Income distributions are generally
taxable either as ordinary income or as
qualified dividend income. Dividends
reported by the Fund as qualified dividend
income are generally taxable at reduced tax
rates for non-corporate shareholders. Any
distributions of net capital gain (the
excess of the Fund s net long-term capital
gain over its net short-term capital loss)
are taxable as long-term capital gains,
regardless of how long you have owned your
shares. Distributions of net short-term
capital gains are generally taxable as
ordinary income.

The Fund (or its administrative agent) will
report to shareholders annually the U.S.
federal income tax status of all Fund
distributions.

In general, dividends may be reported by the
Fund as qualified dividend income if they
are attributable to qualified dividend
income received by the Fund, which, in
general, includes dividend income from
taxable U.S. corporations and certain
foreign corporations (i.e., certain foreign
corporations incorporated in a possession of
the U.S. or in certain countries with a
comprehensive tax treaty with the U.S., and
certain other foreign corporations if the
stock with respect to which the dividend is
paid is readily tradable on an established
securities market in the U.S.), provided
that the Fund satisfies certain holding
period requirements in respect of the stock
of such corporations and has not hedged its
position in the stock in certain ways. A
dividend generally will not be treated as
qualified dividend income if the dividend is
received with respect to any share of stock
held by the Fund for fewer than 61 days
during the 121-day period beginning at the
date which is 60 days before the date on
which such share becomes ex-dividend with
respect to such dividend or, in the case of
certain preferred stock, for fewer than 91
days during the 181-day period beginning 90
days before such date. These holding period
requirements will also apply to your
ownership of Fund shares.

Because the Fund may invest in foreign
securities, it may be subject to foreign
withholding taxes with respect to dividends
or interest it receives from sources in
foreign countries.

U.S. individuals with income exceeding
certain thresholds are subject to a 3.8% tax
on all or a portion of their  net investment
income,  which includes interest, dividends,
and certain capital gains (including capital
gains distributions and capital gains
realized on the sale or exchange of shares
of the Fund). This 3.8% tax also applies to
all or a portion of the undistributed net
investment income of certain shareholders
that are estates and trusts.

In general, your distributions are subject
to federal income tax for the year in which
they are paid. However, if the Fund declares
a dividend in October, November, or
December, payable to shareholders of record
in such a month, and pays it in January of
the following year, shareholders will be
taxed on the dividend as if it were received
in the year in which it was declared.

You may want to avoid buying shares when the
Fund is about to declare a dividend or other
distribution because such dividend or other
distribution will be taxable to you even
though it may effectively be a return of a
portion of your investment.

Each sale or redemption of Fund shares may
be a taxable event. The gain or loss on the
sale or redemption of the Fund s shares
generally will be treated as a short-term
capital gain or loss if you held the shares
for 12 months or less or a long-term capital
gain or loss if you held the shares for
longer than 12 months. Any loss recognized
by you on the sale or redemption of Fund
shares with a tax holding period of six
months or less will be treated as a long-
term capital loss to the extent of any
amounts treated as distributions to you of
long-term capital gain with respect to such
shares. The ability to deduct capital losses
may be limited.

If you are neither a citizen nor a resident
of the United States, the Fund will withhold
federal income tax at the rate of 30% (or
such lower rate as may be determined in
accordance with any applicable treaty) on
ordinary dividends and other payments that
are subject to such withholding. The 30%
withholding tax will not apply to dividends
that the Fund reports as (a) interest-
related dividends, to the extent such
dividends are derived from the Fund s
 qualified net interest income,  or (b)
short-term capital gain dividends, to the
extent such dividends are derived from the
Fund s  qualified short-term gain.
 Qualified net interest income  is the
Fund s net income derived from U.S.-source
interest and original issue discount,
subject to certain exceptions and
limitations.  Qualified short-term gain
generally means the excess of the net short-
term capital gain of the Fund for the
taxable year over its net long-term capital
loss, if any.

If you do not provide the Fund with your
correct taxpayer identification number and
any required certifications, you will be
subject to backup withholding on your
redemption proceeds, distributions, and
dividends. The backup withholding rate is
24%. Backup withholding will not, however,
be applied to payments that have been
subject to the 30% withholding tax
applicable to shareholders who are neither
citizens nor residents of the United States.

The tax treatment of the Fund and its
shareholders residing in those states and
local jurisdictions that have income tax
laws might differ from the treatment under
federal income tax laws. Therefore,
distributions to shareholders may be subject
to additional state and local taxes.
Shareholders are urged to consult their
personal tax advisors regarding any state or
local taxes.

For additional information regarding taxes,
please refer to the SAI.

Cybersecurity

The computer systems, networks and devices
used by the Fund and its service providers
to carry out routine business operations
employ a variety of protections designed to
prevent damage or interruption from computer
viruses, network failures, computer and
telecommunication failures, infiltration by
unauthorized persons and security breaches.
Despite the various protections utilized by
the Fund and its service providers, systems,
networks, or devices potentially can be
breached. The Fund and its shareholders
could be negatively impacted as a result of
a cybersecurity breach.

Cybersecurity breaches can include
unauthorized access to systems, networks, or
devices; infection from computer viruses or
other malicious software code; and attacks
that shut down, disable, slow, or otherwise
disrupt operations, business processes, or
website access or functionality.
Cybersecurity breaches may cause disruptions
and impact the Fund s business operations,
potentially resulting in financial losses;
interference with the Fund s ability to
calculate their NAV; impediments to trading;
the inability of the Fund, the Investment
Adviser, and other service providers to
transact business; violations of applicable
privacy and other laws; regulatory fines,
penalties, reputational damage,
reimbursement or other compensation costs,
or additional compliance costs; as well as
the inadvertent release of confidential
information.

Similar adverse consequences could result
from cybersecurity breaches affecting
issuers of securities in which the Fund
invest; counterparties with which the Fund
engages in transactions; governmental and
other regulatory authorities; exchange and
other financial market operators, banks,
brokers, dealers, insurance companies, and
other financial institutions (including
financial intermediaries and service
providers for the Fund s shareholders); and
other parties. In addition, substantial
costs may be incurred by these entities to
prevent any cybersecurity breaches in the
future.

FINANCIAL HIGHLIGHTS

The Fund has not yet begun operations;
accordingly, there is no financial
information available at this time.

BCM FOCUS FUNDS   PRIVACY NOTICE

What do we do with your personal information

WHY

Financial companies choose how they share your
personal information. Federal law gives
consumers the right to limit some but not all
sharing. Federal law also requires us to tell
you how we collect, share, and protect your
personal information. Please read this notice
carefully to understand what we do.

WHAT

The types of personal information we
collect, and share depend on the product or
service you have with us. This information
can include:

* Social Security number
* Income
* Account Balances
* Transaction history
* Credit history
* Credit scores

When you are no longer our customer, we
continue to share your information as described
in this notice.

HOW

All financial services companies need to share
customers  personal information to run their
everyday business. In the chart below, we list
the reasons financial services companies can
share their customers  personal information;
whether we share that information; and whether
you can limit this sharing.

Reasons financial
services companies can
share your personal
information

For our everyday business
purposes   such as to
process your
transactions, maintain
your account(s), respond
to court orders and legal
investigations, or report
to credit bureaus

For our marketing
purposes
to offer our products
and services to you

For joint marketing with
other financial companies

For our affiliates
everyday business
purposes  information
about your
transactions and
experiences

For our affiliates
everyday business
purposes
information about
your
creditworthiness

For non-affiliates to
market to you

Do we
share

Yes

Yes

No

Yes

No

No

Can you
limit our
sharing

No

No

Does Not
Share

No

Does Not
Share

Does Not
Share

QUESTIONS  Call [ ] or go to www.[
 ]

Who we are

Who is providing
this notice

BCM Focus Funds.

What we do

How do we protect
my
personal
information

To protect your personal
information from
unauthorized access and
use, we use security
measures that comply with
federal law. These measures
include computer safeguards
and secured files and
buildings.

How do we collect
my
personal
information

We collect your personal
information, for example,
when you:
* Open an account
* Make a
deposit
* Initiate a
transaction
* Transfer funds
* Make
modifications to your
account

Why can t I limit
all sharing

Federal law gives you the
right to limit only:

* Sharing for affiliates
everyday business
purposes information
about your
creditworthiness
* Affiliates from using your
information to market to you
* Sharing for nonaffiliates
to market to you
State laws and individual
companies may give you
additional rights to
limit sharing.

Definitions

Affiliates

Companies related by
common ownership or
control. They can be
financial and
nonfinancial companies.

Nonaffiliates

Companies not related by
common ownership or
control. They can be
financial and
nonfinancial companies.

Joint marketing

A formal agreement
between nonaffiliated
financial companies that
together market
financial products or
services to you.

* We do not engage in joint
marketing with nonaffiliate
entities.

Other important information

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual
reports to shareholders that provide
additional information about the Fund s
investments. In the Fund s annual report,
you will find a discussion of the market
conditions and investment strategies that
significantly affected the Fund s
performance during its last fiscal year.

Statement of Additional Information ( SAI )

The SAI provides more detailed information
about the Fund, and it is incorporated by
reference into, and is legally part of, this
Prospectus.

Contacting the Fund

You can get free copies of the Fund s annual
and semi-annual reports and SAI, request
other information and make inquiries about
the Fund by contacting your broker, or by
calling or writing the Fund at:

BCM FOCUS FUNDS
[                      ]

Securities and Exchange Commission
Information

You can also review the Fund s reports, SAI
and other information about the Fund at the
Public Reference Room of the SEC. The
scheduled hours of operation of the Public
Reference Room may be obtained by calling
the SEC at (202) 551-8090. You can get
copies of this information, for a fee, by e-
mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are
available from the SEC s Website at:
http://www.sec.gov

Investment Company Act File No. [      ]

STATEMENT OF ADDITIONAL INFORMATION

PART B

BCM FOCUS FUNDS

12600 Hill Country Boulevard
Suite R-230
Austin, Texas 78738
December [  ], 2022

BCM FOCUS SMALL/MICRO-CAP FUND

Ticker Symbol  [     ]

This Statement of Additional Information (SAI) is not a
prospectus and supplements the information contained in the
Prospectus dated December 31, 2022, as amended from time to time
(each, a Prospectus and collectively, the Prospectus), of BCM
Focus Fund (Trust) with respect to the Trust s series listed above (a Fund) and should be read in conjunction with the
Prospectus. The Fund s most recent audited financial statements will be  contained in the Fund s annual report and are
incorporated by reference into this SAI. You may obtain the
Fund s Prospectus and annual reports as it is filed without
charge by calling [                 ] or by visiting the Fund s
website at www.bcmfocusfunds.com.

THE TRUST

The Trust, and each series thereof, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The Trust is a Delaware
statutory trust organized on October 4, 2022.

The Trust has a combined Investment Advisory and Administrative
(Agreement) with Bares Capital Management, Inc. (BCM)
(the Investment Adviser). BCM is registered with the U.S.
Securities and Exchange Commission (SEC) as an investment
adviser as the term is defined under the Investment Advisers Act of 1940, as amended (Advisers Act), and provides investment
advice to the Fund.

Table of Contents

Page
 The Trust
[]
 Investment Policies, Permitted Investments, and Related
Risks
[ ]
 Investment Policies
[ ]

 Fundamental Investment Policies
[ ]

 Non-Fundamental Investment Policies
[ ]
 Management
[ ]

 Board of Trustees
[ ]

 Codes of Ethics
[ ]

 Voting Proxies on Fund Portfolio Securities
[ ]

 Portfolio Holdings Information
[ ]

 Investment Advisory and Administrative Services
[ ]

 Distributor
[ ]

 Shareholder Servicing Agent
[ ]

 Financial Intermediaries
[ ]

 Revenue Sharing
[ ]

 Custodian and Fund Accounting Agent
[ ]

 Transfer and Dividend Disbursing Agent
[ ]

 Legal Counsel
[ ]

 Independent Registered Public Accounting Firm
[ ]

 Net Asset Value
[ ]

 Purchases and Redemptions
[ ]

 Taxes
[ ]

 Description of Shares
[ ]

 Portfolio Brokerage Transactions
[ ]

 Additional Information
[ ]

 Financial Statements
[ ]

 Appendix I  Description of Ratings
A-1
 Appendix II  Listing of Service Providers and Vendors
A-11

INVESTMENT POLICIES, PERMITTED INVESTMENTS, AND RELATED RISKS

General

The Fund s Prospectus discusses the Fund s investment objective, principal investment strategies, and principal risks, as well as other important information. The investment techniques and
instruments described below and in the Fund s Prospectus may, consistent with the Fund s investment objective and investment policies, be used by the Fund if such strategies will be
advantageous to the Fund. The Fund may not regularly invest in all the instruments and techniques described below. This section supplements the information in the Prospectus and should be read in conjunction with the Prospectus.

The BCM Focus Small/Micro-Cap Fund is non-diversified under the
1940 Act, which means that it is not limited by the 1940 Act with regard to the percentage of assets that may be invested in the securities of a single issuer. As a result, it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was classified as
diversified. Therefore, it may be more exposed to the risks
associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more
widely, which may have a greater impact on the Fund s volatility and performance. The Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (RIC) under Subchapter M of the Internal
Revenue Code of 1986, as amended (Code). The Subchapter M
diversification requirements are discussed below under Taxes
Qualification as a Regulated Investment Company.

Set forth below is a listing of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and
investment strategies.
Information contained in this SAI about the risks and
considerations associated with investments and/or investment strategies applies only to the extent the Fund makes each type of investment or uses each investment strategy.

Borrowing

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300%
for all outstanding borrowings. The Fund must reduce the amount of its borrowings within three days if its asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset
coverage ratio required by the 1940 Act. Borrowing may also
exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the Fund s share value). Money borrowed is also
subject to interest costs.

The Fund may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of
borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund s total assets must maintain continuous asset coverage. If the
300% asset coverage should decline as a result of market
fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, the Fund also may enter into
certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the
Fund. To the extent the Fund covers its commitment under a
reverse repurchase agreement (or economically similar
transaction) by the segregation of assets determined in
accordance with procedures adopted by the Board of Trustees of the Trust (the Board or Trustees), equal in value to the amount of the Fund s commitment to repurchase, such an agreement will not be considered a senior security by the Fund and therefore will not be subject to the 300% asset coverage requirement
otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund s portfolio of
securities. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the
securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit;
either of these requirements would increase the cost of
borrowing over the stated interest rate.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company s capital structure. Convertible
securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to
convert. The provisions of any convertible security determine its ranking in a company s capital structure. In the case of subordinated convertible debentures, the holder s claims on
assets and earnings are subordinated to the claims of other
creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder s claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Short-Term Instruments

Although it is intended that the assets of the Fund stay
invested in the securities described herein and in the Fund s
Prospectus to the extent practical in light of the Fund s
investment objective and long-term investment perspective, the
Fund s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser s opinion, it is advisable to adopt a temporary defensive position because of unusual and
adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through additional investments by its investors or the sale of portfolio
securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient
quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities.
Short-term instruments consist of foreign and domestic: (i)
short-term obligations of sovereign governments, its agencies, instrumentalities, authorities or political subdivisions; (ii)
other short-term debt securities rated A or higher by Moody s
Investors Service (Moody s) or Standard & Poor s, or if unrated are of comparable quality in the opinion of the Investment
Adviser; (iii) commercial paper; (iv) bank obligations,
including negotiable certificates of deposit, fixed time
deposits and bankers  acceptances; (v) repurchase agreements;
and (vi) money market funds. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund s assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody s or Standard &
Poor s; the issuer s parent corporation, if any, must have
outstanding commercial paper rated Prime-1 by Moody s or A-1 by
Standard & Poor s; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the
Investment Adviser. The assets of the Fund may be invested in
U.S. dollar denominated short-term instruments, including
repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank
obligations (such as certificates of deposit, fixed time
deposits, and bankers  acceptances). Cash is held for the Fund with the Fund s custodian bank.

Initial Public Offerings

The Fund is permitted to invest in initial public offerings
(IPOs), which are new issues of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest
significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund
increases in size, the impact of IPOs on the Fund s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no
trading history, and information about the companies may be
available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy
shares, it may not be able to buy as many shares at the offering price as it would like.

Repurchase Agreements

A repurchase agreement is an agreement in which the seller
(Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities that are subject to repurchase
agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.
Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund s ability to dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial
institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the
repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase
agreement with more than seven days to maturity may not be
entered into for the Fund if, as a result, more than 15% of the
Fund s net assets would be invested in such repurchase
agreements together with any other investment being held for the
Fund for which market quotations are not readily available.
Collateral for repurchase agreements may be held by a custodian other than the Fund s custodian.

Reverse Repurchase Agreements

Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New
York) in U.S. Government obligations. This is an agreement in which the Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings
under reverse repurchase agreements are invested for the Fund.
This technique involves the speculative factor known as
leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a
period which exceeds the duration of the reverse repurchase
agreement. A reverse repurchase agreement may not be entered into for the Fund if, as a result, more than one-third of the market value of the Fund s total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund s obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such
obligations will not exceed, in the aggregate, one-third of the market value of the Fund s assets, as defined above. A
segregated account with the Fund s custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund s purchase obligations under its reverse
repurchase agreements. Such segregated account consists of
liquid assets marked to the market daily, with additional liquid assets added when necessary to ensure that at all times the
value of such account is equal to the purchase obligations.

U.S. Government Securities

These securities are issued or guaranteed by the U.S.
government, its agencies or instrumentalities and may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or
instrumentality issuing or guaranteeing the security for
ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United
States include, but are not limited to, securities of the
Tennessee Valley Authority, the FNMA, the Federal Farm Credit
System, the FHLBs and the FHLMC. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass
through obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.
On September 7, 2008, the U.S. Treasury announced a federal
takeover of FNMA and FHLMC, placing the two federal
instrumentalities in conservatorship. Under the takeover, the
U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the
purchase of common stock of each instrumentality. Under these
Senior Preferred Stock Purchase Agreements (SPAs), the U.S.
Treasury has pledged to provide up to $100 billion per
instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event its liabilities exceed its assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to
$200 billion per instrumentality. On December 24, 2009, the U.S.
Treasury further amended the SPAs to allow the cap on Treasury s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA s and FHLMC s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all
amounts received under the funding commitment. Instead, it will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of
$3 billion. It is anticipated that the new amendment would put
FNMA and FHLMC in a better position to service its debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired  FNMA s bailout is capped at $125 billion and FHLMC has a limit of $149 billion.

The actions of the U.S. Treasury are intended to ensure that
FNMA and FHLMC maintain a positive net worth and meet its
financial obligations preventing mandatory triggering of
receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

On August 5, 2011, Standard & Poor s Financial Services LLC
(S&P) lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8,
2011, S&P downgraded the long-term senior debt rating of FNMA and FHLMC to AA+ with a negative outlook. The long-term impacts of any future downgrades are unknown. However, any future
downgrades could have a material adverse impact on global
financial markets and worldwide economic conditions and could negatively impact the Fund.

Rule 144A/ Regulation S/Regulation D Securities
The Investment Adviser may, on behalf of the Fund, as specified herein, purchase securities that are not registered under the
Securities Act of 1933, as amended (1933 Act), but that can be sold to qualified institutional buyers in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A
Securities) and private placement securities such as Regulation
S and Regulation D securities. A Rule 144A, Regulation S or
Regulation D security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid
securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and
monitoring liquidity of Rule 144A, Regulation S and
Regulation D securities has been delegated to the Investment
Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A, Regulation S and
Regulation D securities and all investments in
Rule 144A, Regulation S and Regulation D securities will be
carefully monitored.

Illiquid Investments

Under SEC rules, illiquid investments are investments that the
Fund reasonably expects cannot be sold or otherwise disposed of in current market conditions in seven calendar days or less
without the sale or disposition significantly changing the
market value of the investment. No Fund may purchase an
investment if, immediately after the acquisition, more than 15%
of the value of its net assets would be invested in illiquid investments that are assets. The Investment Adviser will monitor the amount of illiquid investments in The Fund, under the
supervision of the Board, to ensure compliance with this
requirement.

Certain investments or asset classes may be considered
inherently illiquid due to restrictions on trading or
limitations on transfer that would affect a determination of liquidity. For example, securities subject to contractual or legal restrictions on resale because they have not been
registered under the 1933 Act may be illiquid investments.
However, under certain circumstances, including Rule 144A under the 1933 Act, institutional buyers may be able to facilitate transactions in investments otherwise restricted from resale.

Illiquid investments may be priced at fair value as determined in good faith pursuant to procedures approved by the Board.
Despite such good faith efforts to determine fair value prices, the Fund s illiquid investments are subject to the risk that the investment s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or
disposition. Difficulty in selling illiquid investments may
result in a loss or may be costly to the Fund.

Liquidity Risk Management

The Trust has implemented a liquidity risk management program
(Liquidity Program) and related procedures to manage the
liquidity risk of the Fund in accordance with Rule 22e-4 of the
1940 Act (Liquidity Rule), and the Board has approved the
administrator of the Liquidity Program (Liquidity Program
Administrator). Under the Liquidity Program, the Liquidity
Program Administrator assesses, manages, and periodically
reviews the Fund s liquidity risk. The Liquidity Rule defines liquidity risk as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors  interests in the Fund. The liquidity of the Fund s portfolio investments is determined based on
relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity
Program is not a guarantee that the Fund will have sufficient liquidity to satisfy its redemption requests in all market
conditions or that redemptions can be effected without diluting remaining investors in the Fund. The effect that the Liquidity
Rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the Liquidity Rule may
impact the Fund s performance and its ability to achieve its investment objective.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Fund on a when-issued or delayed delivery basis. When-issued and delayed
delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. Generally, no interest accrues until the security is delivered. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund s net asset value per share (NAV). The Fund will maintain required asset coverage, at the time of purchase, to at least cover the value of the Fund s obligations under the commitment.
In addition to the risks associated with the fund s investment, the securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. If the Fund attempts to transact in when-
issued or delayed delivery securities prior to issuance, the fund may receive a less favorable price or yield or may suffer a loss. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the
aggregate 15% of the market value of its total assets, less
liabilities other than the obligations created by when-issued or delayed delivery commitments.

Derivative Instruments

Subject to the limitations of the 1940 Act, the Fund may, to the extent specified herein, purchase derivatives or enter into
derivative transactions (Derivatives). Derivatives are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the
particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is
exposed in much the same way as the Fund can increase or
decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.
Derivatives may entail investment exposures that are greater than its cost would suggest, meaning that a small investment in
Derivatives could have a large potential impact on the Fund s performance. If the Fund invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund s return or result in a loss. A Fund also could experience losses if its Derivatives were poorly
correlated with its other investments, or if the Fund were
unable to liquidate its position because of an illiquid
secondary market. The market for many Derivatives is, or
suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for Derivatives.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Investment Adviser to forecast interest rates and other economic factors correctly. If the Investment Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to
prevailing market trends, the Fund could be exposed to the risk of loss.

No assurance can be given that any strategy described herein, if used by the Fund, will succeed. If the Investment Adviser
incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the
Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable
derivative transactions may not be available in all
circumstances. The use of these strategies involves certain
special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative
instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, it can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund s use of such
instruments may cause the Fund to realize higher amounts of
short-term capital gains (generally taxed as ordinary income tax rates) than if it had not used such instruments.

Options on Securities and Indexes

Options on Stock. For the sole purpose of reducing risk, put and call options on stocks may be purchased for the Fund,
although the current intention is not to do so. A call option on a stock gives the purchaser of the option the right to buy
the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a closing sale transaction may be made for the Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

Covered call options may also be sold (written) on stocks,
although the current intention is not to do so. A call option is covered if the writer owns the underlying security.

Options on Stock Indexes. Subject to applicable laws and
regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be
purchased, put and call options on stock indexes may be
purchased for the Fund to the extent specified herein. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the
Standard & Poor s Corporation (Standard & Poor s) 500 Stock
Index, Chicago Board of Options Exchange and the New York Stock
Exchange (NYSE) Composite Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different.
Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash exercise settlement
amount equal to: (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash
received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the
successful use of options on stock indexes for the Fund is
subject to the Investment Adviser s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are
incurred in the purchase of stock index options and the
incorrect choice of an index or an incorrect assessment of
future price movements may result in poorer overall performance than if a stock index option had not been purchased.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that lack of liquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that
these position limits will have any adverse impact on the Fund s portfolio strategies.

Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes (Futures
Contracts) may be entered into for the Fund.
The Fund may, to the extent specified herein, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or domestic over-the-
counter market, and agreements, sometimes called cash puts,
which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put)
the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the
underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the
specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities
market, a specific group of financial instruments or
securities, or certain economic indicators.)

The Fund will write call options and put options only if they are covered. In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that
security without additional cash consideration (or, if
additional cash consideration is required, cash or other assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, in such amount are segregated by the Fund s custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with
its custodian assets determined to be liquid by the Investment
Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same
security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise
price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the
Investment Adviser in accordance with procedures established by the Board. A put option on a security or an index is covered if the Fund segregates assets determined to be liquid by the
Investment Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also
covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i)
equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written,
provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Adviser in
accordance with procedures established by the Board.

If an option written by the Fund expires unexercised, that Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or
expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series
(type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a
closing purchase or sale transaction can be effected when the
Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be
closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium
received from a closing sale transaction is more than the
premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in
relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of that Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may, to the extent specified herein, write covered
straddles consisting of a combination of a call and a put
written on the same underlying security. A straddle will be
covered when sufficient assets are deposited to meet the Fund s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is in the money.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options
on securities and on indexes. For example, there are significant differences between the securities and options markets that
could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived
transaction may be unsuccessful to some degree because of market behavior or unexpected events. During the option period, the covered call writer has, in return for the premium on the
option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security
decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise
notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security
remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price
(in the case of a call), the Fund will lose its entire
investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price
movements in a related security, the price of the put or call option may move more or less than the price of the related
security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a
security, it would have to exercise the option in order to
realize any profit or the option may expire worthless. If the
Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the
underlying security unless the option expired without exercise.
As the writer of a covered call option, the Fund forgoes, during the option s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If
restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund s
securities during the period the option was outstanding.

Other Considerations. When purchasing a futures contract, the
Fund will maintain with the Fund s custodian (and mark-to-market on a daily basis) assets determined to be liquid by the
Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a
futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may cover its position by purchasing a put option on the same futures
contract with a strike price as high as or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with the Fund s custodian (and mark-to-market on a daily basis)
assets determined to be liquid by the Investment Adviser in
accordance with procedures established by the Board that are equal to the market value of the instruments underlying the
contract. Alternatively, the Fund may cover its position by
owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility
substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the
Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a
higher price if the difference is maintained in liquid assets with the Fund s custodian).

With respect to futures contracts that are not legally required to cash settle, the Fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the
market value of the futures contract. With respect to futures that are required to cash settle, however, the Fund is permitted to set aside or earmark liquid assets in an amount equal to the
Fund s daily marked to market (net) obligation, if any, (in
other words, the Fund s daily net liability, if any) rather than the market value of the futures contract. By setting aside
assets equal to only its net obligation under cash-settled
futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate
assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, the Fund will maintain with the custodian (and mark-to-market on a daily
basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the
futures contract, or by holding a separate call option
permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with the custodian (and mark-to-market on a daily
basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any
margin on deposit. Alternatively, the Fund may cover the
position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the
strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund s
obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund s
portfolio of securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund s portfolio of securities such that the Fund s duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a RIC also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See Taxes.

Additional Risks of Trading Options

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the
United States of data on which to make trading decisions; (iii)
delays in the Fund s ability to act upon economic events
occurring in foreign markets during non-business hours in the
United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

LIBOR Discontinuance Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in
the London interbank market. The Financial Conduct Authority, the regulatory authority that oversees financial services firms and financial markets in the U.K., has announced that, as of the end of June 2023, certain LIBOR rates may no longer be available or an appropriate reference rate upon which to determine the interest rate of certain loans, notes, derivatives and other instruments or investments held in the Fund s portfolio.

The one-week and two-month LIBOR rates were discontinued as of
December 31, 2021. The financial industry has worked to
determine an appropriate replacement rate for LIBOR but there is no assurance that such an alternative reference rate will
produce the same value or economic equivalence as LIBOR. These risks may also apply with respect to changes in connection with other interbank offering rates and a wide range of other index levels, rates and values that are treated as benchmarks and are the subject of regulatory reform.

Dollar Roll Transactions

In addition to borrowing for temporary purposes, the Fund may, to the extent specified herein, enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar
transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.

The Fund typically will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures
established by the Trust s Trustees, equal (on a daily mark-to-
market basis) to its obligations under reverse repurchase
agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered
through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund s limitations on borrowings, which would restrict the aggregate of such transactions (plus any
other borrowings) to 33 1/3% of the Fund s total assets.

Money Market Instruments

The Fund may, to the extent specified herein, invest in money market instruments, which include certificates of deposit,
repurchase agreements, commercial paper, Eurodollar deposits,
Federal agency short-term securities, municipal notes, Treasury bills, shares of money funds, foreign exchange swaps and short-
lived mortgage and asset-backed securities. Such instruments are highly liquid investments.

Illiquid Investments

The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than
15% of its net assets in illiquid investments. An illiquid
investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition
significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund s net assets,
certain remedial actions will be taken as required by the 1940
Act and the Fund s policies and procedures.
The Fund may not be able to sell illiquid investments when the
Investment Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not
illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations and such investments may have an adverse impact on the Fund s
NAV.

Foreign Securities

The Fund may, to the extent specified herein, invest its assets in common stocks and other equity securities both within and outside the U.S. (including European Depository Receipts (EDRs),
Global Depository Receipts (GDRs) and ADRs, or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company, which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the
United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities
markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in
addition to the usual risks inherent in domestic investments.
These risks include those resulting from revaluation of
currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced
availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements
comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar.
Moreover, securities of many foreign companies and its markets may be less liquid and its prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign
securities may be subject to foreign government taxes that could reduce the return on such securities. Because the Fund may
invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in
foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which
generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges
associated with foreign exchanges. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S.
economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-
sufficiency and balance of payment positions. The Fund may
invest in securities of foreign governments (or agencies or
subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

These securities may not necessarily be denominated in the same currency as the securities into which it may be converted. In addition, the Fund may invest in securities into which it may be converted. The Fund also may invest in securities denominated in currency baskets.

The Fund s assets may be concentrated in a single country or countries located in the same geographic region. The Fund
assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or
geographical area in which the Fund focuses its investments
could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Taxes

The Fund s investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments.
The United States has entered into tax treaties with many
foreign countries which may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is
impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be
invested within various countries is not known. If more than 50%
of the total assets of the Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may pass
through to your certain foreign income taxes (including
withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a
corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax. No assurance can be given that applicable tax laws and interpretations will not change in the future.
Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes. These and other factors could have a
negative impact on the Fund s performance.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of capital controls.
Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities, or other assets.
Levies may be placed on profits repatriated by foreign entities
(such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or
currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk

The Fund may, to the extent specified herein, invest a
significant portion of its assets in investments denominated in
non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates
denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund s investment and the value of the Fund s shares. Because the Fund s NAV is determined on the basis of
U.S. dollars, the U.S. dollar value of your investment in the
Fund may go down if the value of the local currency of the non-
U.S. markets in which the Fund invests depreciates against the
U.S. dollar. This is true even if the local currency value of securities in the Fund s holdings goes up. Conversely, the
dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.
Currency exchange rates can be very volatile and can change
quickly and unpredictably. As a result, the value of an
investment in the Fund may change quickly and without warning and you may lose money.

Loans of Portfolio Securities

Loans up to 30% of the total value of the securities of the Fund are permitted. Securities of the Fund may be loaned if such
loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the
securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby
earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement
time, currently three business days after notice, or by the
borrower on one day s notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders.
Reasonable finders and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to the Investment Adviser or to any affiliate of the Fund or the
Investment Adviser.

Common Stock Warrants and Rights

A fund may, to the extent specified herein, acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time.
The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet
warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or
voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company.
Warrants and rights will expire if not exercised on or prior to the expiration date.

Risks of Cyber Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service
providers and its respective operations, may be susceptible to potential risks resulting from cyber-attacks or incidents
(collectively, cyber-events). Cyber-events may include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the
unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, infection from computer viruses or other malicious software code, unauthorized access to or compromises to relevant systems, networks or devices that the
Fund and its service providers use to service the Fund s
operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events affecting the
Fund, the Fund s distributor, custodian, transfer agent, or any other of the Fund s intermediaries or service providers may
adversely impact the Fund and its shareholders, potentially
resulting in, among other things, financial losses or the
inability of Fund shareholders to transact business. For
instance, cyber-events may interfere with the processing of
shareholder transactions, impact the Fund s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-events. Such costs may be ongoing because threats of cyber-events are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund s investment in such companies to lose value.

The Fund, and its service providers and its relevant affiliates, have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there can be no assurance that the Fund, the Fund s service
providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-events or other information security breaches in the future.

INVESTMENT POLICIES

For purposes of the fundamental and non-fundamental investment policies set forth below:

   * except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy;

   * with respect to industry concentration, the Fund will not make investments that will result in the investment of more than
25% of its net assets in the securities of issuers engaged in the same industry or group of industries, with the exception of the Software & IT Services Industry Group within the Information
Technology Sector. Futures and options contracts, government securities and tax-exempt municipal securities will not be
deemed to constitute an industry.

FUNDAMENTAL INVESTMENT POLICIES

Unless otherwise noted below, the Fund operates under the
following fundamental investment policies, which may be changed only with the approval of the Board and the holders of a
majority of the Fund s outstanding voting securities (as defined in the 1940 Act).

Concentration

The Fund will not make investments that will result in the
investment of more than 25% of its net assets in the securities of issuers engaged in the same industry or group of industries, with the exception of the Software & IT Services Industry Group within the Information Technology Sector. Futures and options contracts, government securities and tax-exempt municipal
securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an
underwriter under the 1933 Act.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial
contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such
securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940
Act, any rule or order thereunder, or any SEC staff
interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following policies are non-fundamental and therefore may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the
clearance of purchases and sales of securities and further
provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial
contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible
activities.

Selling Short

The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than
10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities

The Fund will not purchase securities that are restricted at the time of purchase, except that the Fund may purchase private
placement securities under Rule 144a and Regulation D.
Without providing 60 days  advance notice to shareholders, the
Fund will not change its policy to invest, under
normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity
securities.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below. The mailing address for each
Trustee is c/o BCM Focus Fund, 12600 Hill Country Boulevard,
Suite R-230, Austin, Texas 78738.

Name and
Birth Year

Independent
Trustees

Position(s)
Held
with the
Trust

Trustee

Trustee

Term of
Office
and
Length
of
Time
Served#

Since Inception

Since Inception

Principal
Occupation(s)
During
Past 5 Years

Number of
Portfolios
in Fund
Complex
Overseen by
Trustee^

1

1

Other Public
Company or
Investment
Company
Directorships
held by
Trustee
During Past 5
Years

Name and
Birth
Year

Interested
Trustees

Brian
Bares

Position(s)
Held
with the
Trust

President

Term of
Office
and
Length
of
Time
Served#

Since
Inception

Principal
Occupation(s) During
Past 5 Years

Number of
Portfolios
in Fund
Complex
Overseen
by
Trustee^

1

Other Public
Company or
Investment
Company
Directorships
held by
Trustee
During Past
5 Years

+ Mr. Bares is an interested person of the
Trust as defined in the 1940 Act because
of his position as CEO of BCM

^ The Fund Complex consists of the Trust,
which has one series, and is counted as
one Portfolio for purposes of this table.

Name, Address and
Birth Year

Officers

Brian Bares

Position(s)
Held
with the
Trust

President and
Principal
Executive
Officer

Vice
President
 Since 2022

Treasurer and
Principal
Financial
Officer
Since 2022

Chief
Compliance
Officer (CCO)
Since 2022

Anti-Money
Laundering
Officer
(AMLO)
Since 2022

Secretary
Since 2022

Assistant
Treasurer
Since 2022

Derivative
Risk Manager
Since 2022

Term of
Office
and
Length of
Time
Served#

Since 2022

Principal
Occupation(s)
During
Past 5 Years

# All officers of the Trust hold office for one year and until its respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in
accordance with the Trust s Declaration of Trust

BOARD OF TRUSTEES

Board Leadership Structure

Currently, two of the three Trustees of the Board are not
interested persons, as defined in the 1940 Act (Independent
Trustees). The Board has appointed Mr. [  ] to serve as Chairman of the Board. There are two primary committees of the Board: the
Audit Committee and the Valuation Committee. The Committee
chairs each preside at Committee meetings, participate in
formulating agendas for those meetings, and coordinate with
management to serve as a liaison between the Independent
Trustees and management on matters within the scope of the
responsibilities of each Committee. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things,
legal requirements under applicable law, including the 1940 Act, the fact that the Board is comprised of a majority (66%) of
Independent Trustees, the number of funds (and classes) overseen by the Board and the total number of Trustees on the Board.

Board Oversight of Risk Management

The Board is responsible for overseeing the management and
affairs of the Trust. The Board has considered and approved
contracts, as described herein, under which certain parties
provide essential management and administrative services to the
Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by service providers, such as the Investment Adviser, distributor and administrator. The Board is responsible for overseeing the
Trust s service providers and, thus, has oversight
responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e.,
events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board, the Audit Committee and the
Valuation Committee (discussed in more detail below), the
service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the
operations of the Trust and the Fund to lessen the probability of its occurrence and/or to mitigate the effects of such events or circumstances if it does occur. Each service provider is
responsible for one or more discrete aspects of the Trust s
business (e.g., the Fund's Investment Adviser is responsible for the day-to-day management of the Fund s portfolio investments)
and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Trust s
operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Trust and its service providers, including the Trust s CCO and the Trust s independent registered public accounting firm. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee and Valuation Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed. The Board receives reports from the Trust s service providers regarding operational risks,
portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit
Committee its audit of the Trust s financial statements,
focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust s internal controls.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Investment
Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the
Agreement with the Investment Adviser,  the Board meets with the
Investment Adviser to review such services. Among other things, the Board regularly considers the Investment Adviser s adherence to the Fund s investment restrictions and compliance with
various fund policies and procedures and with applicable
securities regulations. In the case of the Investment Adviser, the Agreement combines advisory and administrative services
under one fee. As a result, the Board compares the combined
advisory and administration fee earned by the Investment Adviser for the Fund against advisory fees for similar funds taking into account administrative fees for these comparable funds, where available. In addition, the Board also considers all fees and other benefits that are received by the Investment Adviser and its affiliates from the Fund. The Board also reviews information about the Fund s performance and investments.

The Board receives regular written reports on the concentration of the Fund s portfolio, its exposure to illiquid or hard to value securities, and other commonly considered portfolio risk factors.

The Trust s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the
Trust s CCO provides the Board with a report reviewing the
adequacy and effectiveness of the Trust s policies and
procedures and those of its service providers, including the
Investment Adviser. The Board additionally seeks to monitor
legal risk by receiving periodic reports from Fund counsel on developments in the law and regulations that may affect the
operation of the Fund or other aspects of the fund industry in general.

The Board acknowledges that unique risks may arise when an
affiliate acts as a service provider to the Fund. The Board
monitors affiliation risk in the ways described above,
including, but not limited to, receiving reports on transactions or trading activity involving the Fund and the Investment
Adviser (or any affiliates) to ensure the Investment Adviser is putting the interests of the Fund ahead of its own. In addition, when evaluating all service contracts between the Fund and the
Investment Adviser, the Board requests and receives information of the service provided by such Investment Adviser business
unit, including comparative fee information, to ensure the fees negotiated are consistent with fees that would result from a third-party arm s-length negotiation.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-
effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related
risks) to achieve the Fund s goals, and that the processes,
procedures, and controls employed to address certain risks may be limited in its effectiveness. Moreover, despite the periodic reports the Board receives and the Board s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the
Trust s investment management and business affairs are carried out by or through the Fund s Investment Adviser and other
service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust s and each other s in the setting of priorities, the resources available or the effectiveness of relevant
controls. As a result of the foregoing and other factors, the
Board s risk management oversight is subject to substantial
limitations.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should
initially and continue to serve on the Board because of: (i)
each Trustee s ability to review and understand information
about the Fund provided to them by management, to identify and request other information it may deem relevant to the
performance of its duties, to question management regarding
material factors bearing on the management of the Fund, and to exercise its business judgment in a manner that serves the best interests of the Fund s shareholders; and (ii) the Trustee s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Bares should serve as a Trustee of the Fund because of the experience he has gained as CEO of a registered investment adviser and as a [  ]

The Board has concluded that Mr. [  ] should serve as a Trustee of the Fund because of the experience he has gained as [  ].

The Board has concluded that Mr. [  ] should serve as a Trustee of the Fund because of his

Trustee Committees

The Independent Trustees serve on the Trust s Audit Committee that selects the independent registered public accounting firm for the Fund and reviews the Fund s financial reporting
processes, compliance policies, procedures, and the Trust s
overall system of internal controls. The Audit Committee intends to meet four (4) times during each fiscal year ended December
31, 2022.

The Independent Trustees serve on the Trust s
Valuation Committee, which that meets on an as-needed basis to determine the fair value of any security for which market
quotations are not readily available.

Trustee Equity Ownership as of December 31, 2022

Name of
Trustee

Fund

Dollar
Range of
Equity
Securities
in the
Fund

Aggregate
Dollar Range of
Equity Securities in
All Registered
Investment Companies
Overseen by Trustee
in BCM Focus Fund

As of December 31, 2022, the Fund s Board and Officers as a
group owned less than 1% of each class of the Fund s outstanding
Shares.

As of December 31, 2022, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares of the Fund:

Fund Name

Brian Bares

Share Class

Investor

Name and Address of
Beneficial Owner

12600 Hill Country
Blvd, Suite R-230,
Austin TX 78738

Percentage of
Fund
Shares Owned

100%

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustee Compensation

Each Independent Trustee receives a base fee of $6,500.00 and officers of the Trust do not receive compensation from the
Trust.

CODES OF ETHICS

The Trust, the Investment Adviser and the distributor (each as described below) have each adopted a code of ethics pursuant to
Rule 17j-1 under the 1940 Act. The Investment Adviser s codes of ethics is also maintained pursuant to the Advisers Act. Each code of ethics permits affected personnel to invest in
securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the
interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and
addressing all conflicts of interest relating to personal
securities transactions. [The codes of ethics of the Trust, the
Investment Adviser and the distributor are on file with the
SEC.]

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedures

The Trust s Board has delegated the responsibility to vote
proxies on the securities held in the Fund s portfolio to the
Investment Adviser. In order to mitigate any potential conflict of interest, the Investment Adviser has retained an independent third-party proxy agent (Proxy Agent) to recommend how to vote the Fund s proxies. The Board has also approved the Investment
Adviser s policies and procedures for voting the proxies, which are summarized below.

The Investment Adviser has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients
(the Proxy Policy and Procedures). Pursuant to the Proxy Policy
and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed
periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer s board of directors and management; and maintain or increase the rights of shareholders.
Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available
information.

For more information on the Proxy Policy and Procedures,
described herein, investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling a toll-free number for Shareholder Inquiries: 1-[  ].

Proxy Voting Report

A report on Form N-PX of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling a toll-free number [  ] or by going to the SEC s website at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Board has approved a policy related to the dissemination of
Fund information. This policy is designed to provide a framework for disclosing information regarding portfolio holdings and
other Fund information (Fund Information) consistent with
applicable federal securities laws and general principles of fiduciary duty relating to Fund shareholders. Additional
information concerning the Fund s portfolio holdings is
available on the Fund s website at www.bcmfocusfunds.com. The
Board receives periodic reports from the Investment Adviser
about arrangements involving the disclosure of portfolio
securities.

The Fund is required to disclose its complete portfolio holdings using Form N-PORT for the third month of each fiscal quarter within 60 days of the end of each fiscal quarter. The Fund are also required to disclose its portfolio holdings using Form N-
CSR, which is filed with the SEC not later than 10 days after the transmission to shareholders of annual and semi-annual
shareholder reports which is required within 60 days of the end of the second and fourth quarter of each fiscal year.

You may also access from the Fund s website portfolio
information as of the end of each calendar quarter. Calendar quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC s
website at www.sec.gov.

In addition, the Trust s service providers and vendors which include, without limitation, the Investment Adviser, the
distributor, the administrator, the custodian, an independent registered public accountant, legal counsel, fund accountant, proxy voting service provider, trade execution vendor, pricing information vendors, and printer and mailing agent, may all
receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the Fund. It is generally the policy of the Fund that
neither the Fund nor its service providers or vendors may
selectively disclose the Fund s portfolio holdings information.

This means that Fund Information approved for disclosure shall be disclosed or made available to all persons including
individual investors, potential investors, institutional
investors, intermediaries that distribute Fund shares, third party service providers and vendors, rating and ranking
organizations, survey companies and affiliated persons of the
Fund on an equal basis. Service providers and vendors will be subject to a duty of confidentiality with respect to any Fund
Information whether imposed by the provisions of its contract with the Trust or by the nature of its relationship with the
Trust.

Fund Information shall be disclosed only after it has been
determined that such disclosure will not disadvantage
shareholders. Disclosure of Fund Information to select investors is permissible only when there is a legitimate business purposes for doing so and the recipients are subject to the restrictions listed below. Such disclosures must be approved by the Fund s
President.

    * The recipient does not distribute the Fund Information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the
Fund before the Fund Information becomes public information; and
    * The recipient signs a written confidentiality agreement.

Portfolio holdings may not be disclosed to any investor, except after: (1) the holdings have been reviewed and approved
appropriately, (2) the portfolio holdings have been posted and are readily available on the Fund s website, and (3) the
availability of the portfolio holdings is disclosed in the
Fund s SAI.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Agreement, subject to the general supervision of the Trustees and in conformance with the stated policies of the
Fund, the Investment Adviser provides investment advice and
portfolio management to the Fund. the Investment Adviser also provides for certain administrative services to the Fund. The
Investment Adviser manages the Fund s investment operations
according to the Fund s principal investment strategies.

It is the responsibility of the Investment Adviser to make the day-to-day investment decisions for the Fund, to place the
purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

The Agreement remains in effect as long as it is specifically approved at least annually: (i) by a vote of the holders of a majority of the Fund s outstanding voting securities (as defined in the 1940 Act) or by the Fund s Trustees; and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The
Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the
Trustees of the Fund, or by a vote of the holders of a majority of the Fund s outstanding voting securities (as defined in the
1940 Act) on 60 days  written notice to the Investment Adviser and by the Investment Adviser on 90 days  written notice to the
Fund (see Additional Information).

The investment advisory services of the Investment Adviser to the Fund are not exclusive under the terms of the Agreement. The
Investment Adviser may render investment advisory services to others, including other registered investment companies.

The [ ] has been retained by the Trust to serve as Fund
Administrator (the Administrator) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust,
[  ]  administers all aspects of the Trust s operations
subject to the supervision of the Board, except as set forth above under Investment Advisory and Administrative Services and below under Distributor. In connection with its responsibilities as Administrator and at its own expense, [  ]: (i)
provides the services of persons competent to perform such
supervisory, administrative and clerical functions as are
necessary in order to provide effective administration of the
Trust; (ii) oversees the performance of administrative and
professional services to the Trust by others, including the
transfer and dividend disbursing agent; (iii) provides adequate office space and communications and other facilities; and (iv)
prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Fund s prospectuses, the printing of such documents for the purpose of filings with the SEC, and the preparation of tax
returns for the Fund and reports to shareholders and the SEC.

The Fund pays a fee to the Investment Adviser pursuant to the
Agreement which is calculated daily and paid monthly at an
annual rate equal to 0.85% for the first $3 billion and 0.80%
for amounts over $3 billion of the average daily net assets of the Fund.

The Agreement obligates the Investment Adviser to pay all
expenses incurred by it in connection with its activities under the Agreement, other than those assumed by the Fund. The Fund pays (i) the fees and expenses of the Investment Adviser
otherwise incurred for the Fund in connection with the
management of the investment and reinvestment of its assets;
(ii) the fees and expenses of the Independent Trustees of the
Fund; (iii) certain fees and expenses of the Fund s custodian;
(iv) the fees and expenses of the Fund s transfer agent and the fees and expenses of any eligible institution; (v) the charges and expenses of legal counsel and independent accountants for the Fund; (vi) brokers  commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (vii) all taxes and corporate fees payable by the
Fund to federal, state or other governmental authorities; (viii)
the fees of any trade association of which the Fund may be a member; (ix) the cost of certificates, if any, representing
shares of the Fund; (x) the fees and expenses involving
registering and maintaining registrations of the Fund s shares with the SEC and preparation and printing of the Fund s
Registration Statements and Prospectuses; (xi) the cost of any liability insurance or fidelity bond; (xii) allocable
communications expenses with respect to investor services and all expenses of shareholders  and Trustees  meetings and of
preparing, printing and mailing reports and prospectuses to Fund shareholders; and (xiii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business of the Fund.

PORTFOLIO MANAGER INFORMATION

The senior members of the team primarily responsible for
management of the Fund are: Brian Bares; Jay Creel; and
Benjamin Huang.

The following information about BCM s investment team primarily responsible for management of the Fund s portfolio is
provided as of the Fund s most recent fiscal year end.

Other Accounts Managed by
BCM s Investment Team Primarily
Responsible for
Management of the Fund s Portfolio

Registered Investment Companies
None

Other Pooled Investment Vehicles
[        ]

Other Accounts
[      ]

Total Number of Other
Accounts Managed/
Total Assets (in millions)

None

[      ]

[      ]

As of the Fund s most recent fiscal year end, no member of the investment team own Shares of the Fund.

Compensation Structure

Description of Potential Material Conflicts of Interest -
Investment Adviser

BCM, the Investment Adviser, provides discretionary and non-
discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its
businesses, the Investment Adviser may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the
services of the Investment Adviser for which it will pay to the
Investment Adviser customary fees and expenses that will not be shared with the Fund.

The Investment Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with its respective

Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts
identified below and other conflicts that may arise in the
course of the Fund s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BCM  can face in the operation of its respective investment management services.
This section is not, and is not intended to be, a complete
enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to
appropriately prevent, limit or mitigate the conflicts of
interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser s Form ADV. A copy of Part 1 and
Part 2A of the Investment Adviser s Form ADV is available on the
SEC s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are
limited and/or prohibited by law, unless an exception is
available.

Other Clients and Allocation of Investment Opportunities. The
Investment Adviser manages funds and accounts of clients other than the Fund (Other Clients). In general, the Investment
Adviser faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients.
Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients.

Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a
portfolio manager s management of the Fund s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts
managed by the Investment Adviser could have different
investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to
time, the Investment Adviser, sponsor and with other investment pools and accounts which engage in the same or similar
businesses as the Fund using the same or similar investment
strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them
because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, the Investment Adviser has implemented policies and procedures designed to ensure that information relevant to investment
decisions is disseminated promptly within its portfolio
management teams and investment opportunities are allocated
equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of
justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the
particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and
investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and
unaffiliated service providers (e.g., conflicting duties of
loyalty). In addition to providing investment management
services, the Investment Adviser may provide administrative and other services to the Fund. The Investment Adviser may have
conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with
affiliated service providers, the Investment Adviser may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. If the Investment Adviser acts in its capacity as the Fund s administrator as the primary valuation agent of the Fund, and the Investment Adviser values securities and assets in the Fund according to the Fund s valuation
policies which determine the Investment Adviser s advisory and administrative fees, then the Investment Adviser and its
affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client
accounts managed by the Investment Adviser. The Investment
Adviser, however, is not required to aggregate orders if
portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not
practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the
average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Soft Dollars. The Investment Adviser may direct brokerage
transactions and/or payment of a portion of client commissions
(soft dollars) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter
transactions). The use of a broker that provides research and securities transaction services may result in a higher
commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its
investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the
research or other service arrangements. Such products and
services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage
commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services
provided by a particular broker-dealer. To the extent that the
Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist.
For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of
responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or
specific uses of commissions from Fund portfolio trades,
administration of investment advice and valuation of securities.

Valuation. When market quotations are not readily available or are believed by the Investment Adviser to be unreliable, the
Fund s investments will be valued at fair value by the
Investment Adviser pursuant to procedures adopted by the Fund s
Board of Trustees. When determining an asset s fair value, the
Investment Adviser seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that the Investment Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Investment Adviser using proprietary or third-party valuation models, fair value
represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund s net asset value. As a result, the
Fund s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by the Investment
Adviser (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic
interest of existing shareholders.

Referral Arrangements. The Investment Adviser may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by the Investment
Adviser to the third party. The Investment Adviser may pay a solicitation fee for referrals and/or advisory or incentive
fees. The Investment Adviser may benefit from increased amounts of assets under management.

Personal Trading. The Investment Adviser and any of its
respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when
transacting in securities for its own accounts because it could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, the
Investment Adviser has implemented policies and procedures
concerning personal trading by the Investment Adviser and
employees designed to mitigate these conflicts.

Gifts and Entertainment. From time to time, employees of the
Investment Adviser and any of its respective partners,
principals, directors, officers, employees, affiliates or
agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or the
Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which it conducts business. The Investment Adviser has implemented policies and procedures concerning gifts and
entertainment to mitigate any impact on the judgment of its
employees.

DISTRIBUTOR AND DISTRIBUTION PLAN (Rule 12b-1 Plan)

Distributor. [   ]  ([ ] or the Distributor) serves
as the distributor of the Fund s shares. Its offices are located
at 1[   ]. The Distribution Agreement between the
Trust and [ ], dated as of November  [ ] , 2022, as
amended, remains in effect so long as the continuance of the agreement is specifically approved at least annually in
conformity with the requirements of the 1940 Act. The
Distribution Agreement terminates automatically in the event of its assignment, and may be terminated: (i) with respect to the
Fund, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund on not more than sixty (60) days  written notice to [ ]; and (ii) by [
 ] on sixty (60) days  written notice to the Trust.

SHAREHOLDER SERVICING AGENT
[  ]

FINANCIAL INTERMEDIARIES

From time to time, the Fund, Distributor and/or its shareholder servicing agent enters into contracts with banks, brokers and other financial intermediaries pursuant to which the financial intermediary, which holds shares of the Fund in its name on
behalf of its customers, may provide the following shareholder services: necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer s shares in its name or its nominee name on the shareholder records of the Fund; assistance in
processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in
connection with customer orders to purchase or redeem shares of the Fund; providing periodic statements showing a customer s account balance and, to the extent practicable, integrating such information with information concerning other customer
transactions otherwise effected with or through it; furnishing, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and
confirmations of all purchases and redemptions of shares in a customer s account; transmitting proxy statements, annual
reports, updated prospectuses and other communications from the
Fund to its customers; and receiving, tabulating and
transmitting to the Fund proxies executed by its customers with respect to meetings of shareholders of the Fund. A financial intermediary may designate other intermediaries to accept
purchase and redemption orders for shares. Customer orders are priced at the NAV for shares next determined after such order has been accepted by such customer s financial intermediary or its authorized designee. The Fund will be deemed to have
received a purchase or redemption order for shares when the
financial intermediary or its authorized designee accepts such order.

For these services, the financial intermediary receives such fees from the parties as may be agreed upon from time to time between the parties.

REVENUE SHARING

The Investment Adviser may make payments for marketing,
promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Fund.
These payments are often referred to as revenue sharing
payments. The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, or placing the Fund on a recommended or preferred list, access to an intermediary s personnel and other factors. Revenue sharing payments are paid from the
Investment Adviser s own legitimate profits and its own
resources (not from the Fund) and may be in addition to any
shareholder servicing payments that are paid. In some
circumstances, such payments may create an incentive for an
intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of
recommending shares offered by competing investment companies.
Contact your financial intermediary for details about revenue sharing payments.

CUSTODIAN AND FUND ACCOUNTING AGENT

[   ], is the custodian and accounting agent (the
Custodian) for the Fund. As Custodian, it is responsible for maintaining books and records of the Fund s portfolio
transactions and holding the Fund s portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund at the Custodian. The Custodian maintains the accounting records for the Fund and each day computes the NAV of the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

[   ], is the transfer and dividend disbursing agent
for the Fund and is responsible for maintaining the books and records detailing ownership of the Fund s shares.

LEGAL COUNSEL

Ropka Law, LLC, 215 Fries Mill Road, Turnersville, New Jersey
08012, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[  ] serves as the independent registered public
accounting firm for the Fund. [   ]

NET ASSET VALUE

The NAV of the Fund is normally determined once daily at 4:00
P.M. Eastern Time each day that the NYSE is open for a full day of trading (Business Day). As of the date of this SAI, the NYSE is open every weekday except for the following holidays: Martin
Luther King, Jr. Day, Presidents  Day, Good Friday, Memorial
Day, Celebration of Juneteenth, Independence Day, Labor Day,
Thanksgiving Day, Christmas Day, New Year s Day, and on the
preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday. As of the date of this SAI, the NYSE will close early on July 3, 2023, and November 24, 2023. The determination of NAV of each share of the Fund is made once
during each Business Day as of the close of regular trading on the NYSE by subtracting from the value of the Fund s total
assets the amount of its liabilities, and dividing the
difference by the number of shares of the Fund outstanding at the time the determination is made. NAV is determined separately for each class of shares by dividing the value of the Fund s total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

The value of the Fund s net assets (i.e., the value of its
securities and other assets less its liabilities, including
expenses payable or accrued) is normally determined at the same time and on the same days as the Fund s NAV is determined.
Unless determined not to represent fair value by the Trustees,
Fund investments are valued in the manner described below.

The value of investments listed on a securities exchange is
based on the last sale prices as of the close of regular trading of the NYSE (which is currently 4:00 P.M., Eastern Time) or, in the absence of recorded sales, at the average of readily
available closing bid and asked prices on the NYSE. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each
security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in
similar groups of securities, yield, quality, coupon rate,
maturity, type of issue, trading characteristics and other
market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

Securities or other assets for which market quotations are not readily available, or for which market quotations are available but deemed unreliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in 60 days or less are valued at amortized cost if its original maturity was 60 days or less, or by amortizing its
value on the 61st day prior to maturity, if its original
maturity when acquired for the Fund was more than 60 days.

Trading in securities on most foreign exchanges and over-the-
counter markets is normally completed before the close of the
NYSE and may also take place on days the NYSE is closed. If
events materially affecting the value of foreign securities
occur between the time when the exchange on which it is traded closes and the time when the Fund s NAV is calculated, such
securities would be valued at fair value in accordance with
procedures established by and under the general supervision of the Trust s Board. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the
security or other asset is traded closes and the time the Fund value its assets.

PURCHASES AND REDEMPTIONS

Orders received by a financial intermediary will be priced at the NAV next calculated after that financial intermediary, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.
The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder s right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the NYSE is closed for other than weekends and holidays or when regular trading on the NYSE is restricted as determined by the SEC by rule or
regulation, (ii) during periods in which an emergency exists, which causes disposal of, or evaluation of the NAV of the Fund s portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a
certified taxpayer identification number has not been received.
In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund s minimum initial purchase requirements.
An investor should also be aware that any Fund shares that are redeemed within a 30-day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds. The
30-day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain
financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of
administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions by:

    * accounts of asset allocation or wrap programs or other fee-
based programs whose trading practices are determined by the
Investment Adviser not to be detrimental to the Fund or long-
term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-
directed trading and other programs with similar
characteristics).

    * accounts of shareholders who have died or become disabled.

    * shareholders redeeming shares:

  - in connection with required distributions from an IRA,
certain omnibus accounts (including retirement plans
qualified under Sections 401(a) or 401(k) of the Code, a
403(b) plan or any other Code Section 401 qualified
employee benefit plan or account, or

  - in connection with plans administered as college savings plans under Section 529 of the Code.

    * shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans;
    * redemptions of shares acquired through dividend
reinvestment.
    * involuntary redemptions of accounts that fall below the
minimum account size.
    * Funds or accounts managed by the Investment Adviser whose trading practices are determined by the Investment Adviser not to be detrimental to the Fund or long-term shareholders; and
    * certain other accounts in the absolute discretion of the
Investment Adviser when the redemption fee is de-minimis or a shareholder can demonstrate hardship.

The Fund reserves the right to modify or eliminate these waivers at any time.

The value of shares redeemed may be more or less than the
shareholder s cost depending on Fund performance during the
period the shareholder owned such shares.

Lost Accounts. The Fund s transfer and dividend disbursing agent will consider your account lost if correspondence to your
address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In
addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the
transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be
reinvested into accounts with a zero balance.

TAXES

The following is a summary of certain federal income tax
considerations generally affecting the Fund and its
shareholders. No attempt is made to present a comprehensive
explanation of the federal, state, local or non-U.S. tax
treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. You are urged to consult your own tax adviser.

This discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as
administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a
retroactive effect with respect to the matters addressed herein.

Taxation of the Fund. The Fund has elected to be treated, and intends to qualify for treatment each year, as a RIC under
Subchapter M of the Code. As such, the Fund should not be
subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, The Fund must distribute
annually to its shareholders at least the sum of 90% of its
taxable net investment income (including the excess of net
short-term capital gains over net long-term capital losses) and
90% of its net tax-exempt interest income (Distribution
Requirement) and also must meet several additional requirements.
Among these requirements are the following: (i) at least 90% of the Fund s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock,
securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in
qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of its income from interest, dividends, capital gains, and other
traditionally permitted mutual fund income); (ii) at the end of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than
10% of the outstanding voting securities of such issuer, and
(iii) at the end of each quarter of The Fund's taxable year, not more than 25% of the value of its total assets is invested,
including through corporations in which the Fund own a 20% or more voting stock interest, in the securities (other than U.S.
government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are
determined to be engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified
publicly traded partnerships.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one fund treated as a RIC do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are
determined at the fund level rather than at the Trust level.

If the Fund fails to satisfy the qualifying income or
diversification requirements described above in any taxable
year, the Fund may be eligible for relief provisions if the
failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification
requirements where the Fund correct the failure within a
specified period. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all its income will be subject to federal income tax at the
regular corporate rate without any deduction for distributions to shareholders. In such case, the Fund s shareholders would be taxed as if it received ordinary dividends, although corporate shareholders could be eligible for the dividends
received deduction and non-corporate shareholders may be able to benefit from the lower tax rates applicable to qualified
dividend income. Moreover, if the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur
significant fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The
Board reserves the right not to maintain the qualification of
The Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all any qualified late year loss as if it had been incurred in the succeeding taxable year in determining the Fund s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A qualified late year loss generally includes net capital loss, net long-
term capital loss, or net short-term capital loss incurred after
October 31 of the current taxable year and certain other late-
year losses.

For U.S. federal income tax purposes, unused capital loss
carryforwards are available to be applied against future capital gains, if any, realized by the Fund. If the Fund has a net
capital loss (that is, capital losses in excess of capital
gains) for a taxable year, the excess of the Fund's net short-
term capital losses over its net long-term capital gains is
treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the
Fund's net long-term capital losses over its net short-term
capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Capital loss
carryforwards can carry forward indefinitely to offset capital gains, if any, in years following the year of the loss.

The Fund will be subject to a nondeductible 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least the sum of 98% of its ordinary income for the calendar year plus 98.2% of its
capital gain net income for the twelve months generally ended
October 31 of such year, plus certain other amounts. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. The Fund may in certain
circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not
otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to
satisfy the requirement for qualification as a RIC.

Taxation of Shareholders  Distributions. The Fund receives
income generally in the form of dividends and interest on its investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of The Fund,
constitutes the Fund s net investment income. Distributions by the Fund from such income will generally be taxable to you as ordinary income or at the lower rates that apply to individuals receiving qualified dividend income. Dividends are taxable
whether you receive them in cash or in additional shares.
The Fund intends to distribute annually to its shareholders
substantially all of its investment company taxable income
(computed without regard to the deduction for dividends paid)
and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryforwards). To the extent that the Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for non-corporate shareholders is subject to tax at reduced tax rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United
States or in certain countries with a comprehensive tax treaty with the United States, or foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend (which is the day on
which declared distributions are deducted from the Fund s assets before it calculates the net asset value) with respect to such dividend (or the Fund fails to satisfy this holding period
requirement with respect to the underlying dividend-paying
stock), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iii) the shareholder elects to treat such dividend as
investment income under section 163(d)(4)(B) of the Code.
Distributions received by the Fund from another RIC (including an exchange-traded fund that is taxable as a RIC) will be
treated as qualified dividend income only to the extent so
reported by such other RIC. If 95% or more of the Fund s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities)
consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. As noted above, if you lend your shares in the Fund, such as
pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Certain Fund s investment strategies may limit its ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for
the dividends received deduction to the extent such
distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year.
Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic
corporation. Certain Fund s investment strategies will
significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax
rules applicable to the interest expense limitations under
Section 163(j) of the Code. A RIC s total Section 163(j)
Interest Dividend for a tax year is limited to the excess of the
RIC s business interest income over the sum of its business
interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion,
designate all or a portion of ordinary dividends as Section
163(j) Interest Dividends, which would allow the recipient
shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder s interest expense deductible under Section 163(j). In general, to be
eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than
180 days during the 361-day period beginning on the date that is
180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest
Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities.
Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net capital gain (i.e., the excess of the Fund s net long-
term capital gains over its net short-term capital losses) will be taxable to non-corporate shareholders at reduced tax rates, regardless of how long the shareholders have held its shares in the Fund.

If the Fund s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder s tax basis in Fund shares and
result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder s basis in the shares has been reduced to zero,
distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the
amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder.

Dividends declared to shareholders of record in October,
November or December and actually paid in January of the
following year will be treated as having been received by
shareholders on December 31 of the calendar year in which
declared. In addition, certain distributions made after the
close of a taxable year of the Fund may be spilled back and
treated for certain purposes as paid by the Fund during such taxable year. For purposes of calculating the amount of a RIC s undistributed income and gain subject to the 4% excise tax
described above, such spilled back dividends are treated as paid by the RIC when it is actually paid. Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder s circumstances.

Taxation of Shareholders  Sale, Exchange or Redemption of
Shares. Any gain or loss recognized on a sale, exchange, or
redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual
shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and
otherwise will be treated as a short-term capital gain or loss.
However, any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions or deemed distributions to the shareholder of net capital gains with respect to the shares. In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a
period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

The Fund (or its administrative agent) must report to the IRS and furnish to the Fund s shareholders the cost basis
information for Fund shares purchased and sold. In addition to reporting the gross proceeds from the sale of Fund shares the
Fund (or its administrative agent) will also be required to
report cost basis information for such shares and indicate
whether these shares had a short-term or long-term holding
period. If a shareholder has a different basis for different shares of the Fund held in the same account (e.g., if a
shareholder purchased shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the
shareholder has properly elected to use a different method. The
Fund s default method for calculating basis will be the
average cost basis method, under which the basis per share is reported as the average of the bases of all of the shareholder s
Fund shares in the account. A shareholder may elect, on an
account-by-account basis, to use a method other
than the average cost basis method by following procedures
established by the Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice
of the Fund s default method, the new election will generally apply as if the average cost basis method had never been in
effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain its averaged bases. Shareholders should consult its tax advisers concerning the tax consequences of
applying the average cost basis method or electing another
method of basis calculation.

Net Investment Income Tax. U.S. individuals with income
exceeding certain thresholds are subject to a 3.8%
Medicare contribution tax on all or a portion of its net
investment income, which includes interest, dividends, and
capital gains (including capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Taxation of Fund Investments. Certain of the Fund s investments may be subject to complex provisions of the Code (including
provisions relating to hedging transactions, straddles,
integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts)
that, among other things, may affect the Fund s ability to
qualify as a RIC, affect the character of gains and losses
realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to
shareholders. These provisions also may require the Fund to
mark-to-market certain types of positions in its portfolios
(i.e., treat them as if it was closed out) which may cause the
Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC
distribution requirements for avoiding income and excise taxes.

The Fund is required for federal income tax purposes to mark-to-
market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options
contracts subject to section 1256 of the Code (Section 1256
Contracts) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256
Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.
Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the
extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% qualifying income requirement. The
Fund distributes to shareholders at least annually any net
capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund s fiscal year on futures or options transactions. Such
distributions are combined with distributions of capital gains realized on the Fund s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or
receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction.
Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund have been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or
character of the income distributed to you by the Fund.

Dividends and interest received with respect to foreign
securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the
Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund s total assets at the close of its respective taxable year consist of stocks or securities of foreign corporations, then the Fund should be
eligible to file an election with the IRS that may enable
shareholders, in effect, to receive either the benefit of a
foreign tax credit, or a tax deduction, with respect to certain foreign income taxes and certain taxes of U.S. possessions paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to
include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax
directly. The shareholder may then either deduct the taxes
deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder s federal income tax. No deduction for foreign taxes paid by the Fund may be claimed by non-corporate shareholders who do not itemize deductions. Additionally, no deduction for such taxes will be permitted to individuals in computing its alternative minimum tax liability. If the
Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund s
income from sources within, and taxes paid to, foreign countries and U.S. possessions. Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be reduced, or any foreign tax credits or deductions passed through to shareholders in respect of the Fund s foreign taxes for the current year could be
reduced.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or incurs liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities
denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and
disposition dates, are also treated as ordinary income or loss.

If the Fund owns shares in certain foreign entities, referred to as passive foreign investment companies or PFICs, the Fund will generally be subject to one of the following special tax
regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any excess distribution from such foreign entity or any gain from the
disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders;
(ii) if the Fund were able and elected to treat a PFIC as a
qualifying electing fund or QEF, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund s pro rata share of the ordinary earnings and net
capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or
(iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to
the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Amounts included in income each year by the Fund arising from a
QEF election will be qualifying income under the Qualifying
Income Test (as described above) even if not distributed to the
Fund, if the Fund derives such income from its business of
investing in stock, securities or currencies.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current
income the imputed interest on such obligations even though the
Fund has not received any interest payments on such obligations during that period. Because The Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in
taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the
secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Foreign Shareholders. Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities, to the extent derived from investment income and short-term capital gain
(other than short-term capital gain dividends and interest-
related dividends described below), will be subject to a 30%
United States withholding tax unless a reduced rate of
withholding or a withholding exemption is provided under
applicable treaty law or unless such income is effectively
connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident
shareholders are urged to consult its own tax advisers
concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to the
Fund. A non-U.S. shareholder who fails to provide an appropriate
IRS Form W-8 may be subject to backup withholding at the
appropriate rate. Backup withholding will not be applied to
payments that have been subject to the 30% (or lower treaty
rate) withholding tax described in this paragraph. The 30%
withholding tax generally will not apply to distributions of the excess of net long-term capital gains over net short-term
capital losses or to redemption proceeds. The 30% withholding tax also will not apply to dividends that the Fund reports as
(a) interest-related dividends, to the extent such dividends are derived from the Fund s qualified net interest income, or (b)
short-term capital gain dividends, to the extent such dividends are derived from the Fund s qualified short-term gain. Qualified net interest income is the Fund s net income derived from U.S.-
source interest and original issue discount, subject to certain exceptions and limitations. Qualified short-term gain generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short-term capital gain
dividend. Non-U.S. shareholders should contact its
intermediaries with respect to the application of these rules to its accounts.

Under legislation generally known as FATCA (the Foreign Account
Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification
requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8,
respectively. Shareholders potentially subject to withholding include foreign financial institutions (FFIs), such as non-U.S.
investment funds, and non-financial foreign entities (NFFEs). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name,
address, and taxpayer identification number) with respect to its
U.S. account holders (which, in the case of an entity
shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its
U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S.
shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government
comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity s status under FATCA in order to avoid FATCA withholding. Non-U.S.
investors in the Fund should consult its tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders,
including qualified pension plans, individual retirement
accounts, salary deferral arrangements, 401(k)s, and other tax-
exempt entities, generally are exempt from federal income
taxation except with respect to its unrelated business taxable income (UBTI). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to
January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However,
notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of its investment in the Fund where, for example, (i) the Fund invests in real estate investment trusts that hold residual interests in real estate mortgage investment conduits or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder
trusts are subject to special rules and should consult its tax advisers.

The Fund s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from its retirement account.

Backup Withholding. The Fund will be required in certain cases to withhold (as backup withholding) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup
withholding, or (4) has not certified that such shareholder is a
U.S. person (including a U.S. resident alien). The backup
withholding rate is 24%.

Certain Reporting Regulations. If a shareholder recognizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure
statement on Form 8886. Direct shareholders of portfolio
securities are in many cases excepted from this reporting
requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax
consequences, including significant penalties. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer s treatment of the loss is proper.
State Tax Matters. Distributions by the Fund to its shareholders and the ownership of Fund shares will generally be subject to applicable state and local taxes. In some states, distributions paid from interest earned on direct obligations of the U.S.
government may be exempt from personal income tax. Investment in
GNMA or FNMA securities, banker s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government
securities do not generally qualify for such tax-free treatment.
You should contact your tax adviser concerning the possible
qualification of Fund distributions for any exemption in your state. Shareholders are urged to consult its tax advisers
regarding state and local taxes applicable to an investment in shares.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult its own tax advisers as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial
authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur. Because each shareholder s tax situation is different, shareholders should consult its tax advisor about the tax
implications of an investment in the Fund.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 4, 2022. Its offices are located
at[  ]; its telephone number is [   ]. The
Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.
Shareholders of the Fund are entitled to a full vote for each share held and to a fractional vote for each fractional share held. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class.

Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if it chooses to do so and, in such event, the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders
annually, but the Trust will hold special meetings of
shareholders when in the judgment of the Trustees it is
necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the
Agreement and Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and
submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.
Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the
Prospectus. Shares are fully paid and non-assessable by the
Trust. The Trust s Agreement and Declaration of Trust provides that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund do not reach or fails to maintain an economically
viable size.

Share certificates are not issued by the Trust.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall
constitute a quorum at all meetings of Fund s shareholders,
except as otherwise required by applicable law. The By-laws
further provide that all questions shall be decided by a
majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust s Agreement and Declaration of Trust provides that, at any meeting of shareholders of the Fund, each financial
intermediary may vote any shares as to which that financial
intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting,
proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that financial intermediary is the agent of record. Any shares so voted by a financial intermediary are
deemed represented at the meeting for purposes of quorum
requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust s
Trustees individually but only upon the property of the Trust and the Trustees are not liable for any action or failure to act. Notwithstanding the foregoing, nothing in the Agreement and
Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the
1940 Act (the Plan) to permit the Trust to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

The Fund is managed actively in pursuit of its investment
objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the
Fund s portfolio (excluding short-term obligations) were
replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the turnover rate activity increases.

In effecting securities transactions for the Fund, the
Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser
considers a number of factors including: the broker s ability to execute orders without disturbing the market price; the broker s reliability for prompt, accurate confirmations and on-time
delivery of securities; the broker s financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged.

Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the
Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

Portfolio securities are not purchased from or sold to the
Administrator, Distributor or Investment Adviser or any
affiliated person (as defined in the 1940 Act) of the
Administrator, Distributor or Investment Adviser when such
entities are acting as principals, except to the extent
permitted by law.

The Board from time to time reviews, among other things,
information concerning the prevailing level of commissions
charged by qualified brokers.

The Investment Adviser may direct a portion of the Fund s
securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions it receives from the Fund to pay other unaffiliated service providers for services
provided to the Fund for which the Fund would otherwise be
obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar
transactions in listed equity securities.

The Fund executes transactions through qualified brokers other than the Investment Adviser. In selecting such brokers, the
Investment Adviser may consider the research and other
investment information provided by such brokers. Such research services include economic statistics and forecasting services, industry and company analyses, portfolio strategy services,
quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser s clients and not solely or necessarily for the benefit of the Fund. The
Investment Adviser believes that the value of research services received is not readily determinable. The Trust does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

The Investment Adviser maintains a list of approved Brokers and establishes committees that will periodically assess and review the full range of broker-dealer services including: the Broker s ability to execute orders without disturbing the market price;
the Broker s reliability for prompt, accurate confirmations and on-time delivery of securities; the Broker s financial condition and responsibility; the research and other investment
information provided by the Broker; and the commissions charged.

In evaluating the execution capability of approved Brokers,
these committees will review, when appropriate, a number of
factors that may include, without limitation, the following: (i)
ability to execute orders at the prevailing market price at the time of order entry; (ii) ability to execute orders on a timely basis; and (iii) ability to automate order flow, including the ability of the execution venue to support the order types. In addition, under Section 28(e) of the Exchange Act, the value of the permitted products and services can be factored into the equation for evaluating the cost of each transaction, including higher commissions, to determine if best execution is in fact obtained from approved Brokers. Any new Brokers shall be
assessed against the Investment Adviser s best execution
criteria and reviewed by the applicable committee for inclusion on the approved Broker list.

The Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by
institutional investors generally.

The writing of options by the Trust may be subject to
limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert,
regardless of whether the options are written on the same or different exchanges or are held or written in one or more
accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other
sanctions.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term majority of the outstanding voting securities (as defined in the 1940 Act)
currently means the vote of: (i) 67% or more of the Fund s
shares present at a meeting, if the holders of more than 50% of the Fund s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund s outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing
unaudited financial statements and annual reports containing financial statements audited by an independent registered public accounting firm.

With respect to the securities offered by the Fund, this SAI and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933
Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-551-8090.
Additionally, this information is available on the SEC s website at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not
necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Fund has not yet begun operations.  At such time, the
Trust s Annual Report, and the report of the independent
registered public accounting firm, for the fiscal year ended
December 31, 2023, will be incorporated herein by reference in its entirety. You can obtain a copy by visiting
www.bcmfocusfunds.com or contacting your financial intermediary

APPENDIX I - DESCRIPTION OF RATINGS

The Fund s fixed-income investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category
(as rated by nationally rated statistical ratings organizations including, but not limited to: Moody s, Standard & Poor s,
Fitch s, DBRS, Kroll, or, if unrated by such organizations, as determined by the Investment Adviser to be of comparable
quality). The percentage of the Fund s assets invested in
securities in a particular rating category will vary. The
following terms are generally used to describe the credit
quality of fixed income securities:

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Investment Adviser.

Below Investment Grade, High Yield Securities (Junk Bonds) are
those rated lower than Baa by Moody s or BBB by Standard &
Poor s and comparable securities. They are deemed to be
predominately speculative with respect to the issuer s ability to repay principal and interest.

Moody s Investor Service

A Description of Moody s Investors Service, Inc. s (Moody s)
Global Rating Scales Ratings assigned on Moody s global long-
term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or
obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short term ratings are assigned to
obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually
promised payments.

Description of Moody s Long-Term Obligation Ratings

 Aaa  Obligations rated Aaa are judged to be of the highest
quality, subject to the lowest level of credit risk.

 Aa      Obligations rated Aa are judged to be of high quality
and are subject to very low credit risk.

 A  Obligations rated A are judged to be upper-medium
grade and are subject to low credit risk.

 Baa  Obligations rated Baa are judged to be medium-grade
and subject to moderate credit risk and as such may
possess certain speculative characteristics.

 Ba  Obligations rated Ba are judged to be speculative and
are subject to substantial credit risk.

 B  Obligations rated B are considered speculative and are
subject to high credit risk.

 Caa  Obligations rated Caa are judged to be speculative of
poor standing and are subject to very high credit
risk.

 Ca  Obligations rated Ca are highly speculative and are
likely in, or very near, default, with some prospect
of recovery of principal and interest.

 C  Obligations rated C are the lowest rated class and are
typically in default, with little prospect for
recovery of principal or interest.

Note: Moody s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier
1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By its terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal
payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to
contractually allowable write-downs of principal that could
result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that
security.

Description of Short-Term Obligation Ratings

Moody s employs the following designations to indicate the
relative repayment ability of rated issuers:

 P-1  Issuers (or supporting institutions) rated Prime-1
have a superior ability to repay short-term debt
obligations.

 P-2  Issuers (or supporting institutions) rated Prime-2
have a strong ability to repay short-term debt
obligations.

 P-3  Issuers (or supporting institutions) rated Prime-3
have an acceptable ability to repay short-term
obligations.

 NP  Issuers (or supporting institutions) rated Not Prime
do not fall within any of the Prime rating categories.

Description of Moody s US Municipal Short-Term Obligation
Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.
Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are
divided into three levels   MIG 1 through MIG 3   while
speculative grade short-term obligations are designated SG.

 MIG 1.  This designation denotes superior credit quality.
Excellent protection is afforded by established cash
flows, highly reliable liquidity support, or
demonstrated broad-based access to the market for
refinancing.

 MIG 2. This designation denotes strong credit quality.
Margins of protection are ample, although not as large
as in the preceding group.

 MIG 3.  This designation denotes acceptable credit
quality. Liquidity and cash-flow protection may be
narrow, and market access for refinancing is likely to
be less well-established.
 SG.  This designation denotes speculative-grade credit
quality. Debt instruments in this category may lack
sufficient margins of protection.

Description of Moody s Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-
component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents
Moody s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody s evaluation of risk associated with the ability to receive
purchase price upon demand (demand feature). The second element uses a rating from a variation of the MIG scale called the
Variable Municipal Investment Grade (VMIG) scale.

 VMIG 1. This designation denotes superior credit quality.
Excellent protection is afforded by the superior
short-term credit strength of the liquidity
provider and structural and legal protections
that ensure the timely payment of purchase price
upon demand.

 VMIG 2. This designation denotes strong credit quality.
Good protection is afforded by the strong short-
term credit strength of the liquidity provider
and structural and legal protections that ensure
the timely payment of purchase price upon demand.

 VMIG 3. This designation denotes acceptable credit
quality. Adequate protection is afforded by the
satisfactory short-term credit strength of the
liquidity provider and structural and legal
protections that ensure the timely payment of
purchase price upon demand.
 SG. This designation denotes speculative-grade credit
quality. Demand features rated in this category
may be supported by a liquidity provider that
does not have an investment grade short-term
rating or may lack the structural and/or legal
protections necessary to ensure the timely
payment of purchase price upon demand.
Standard & Poor s, a Division of S&P Global Inc. (Standard &
Poor s) Ratings

  A Standard & Poor s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor s view of the obligor s capacity and willingness to meet its financial
commitments as it come due, and may assess terms, such as
collateral security and subordination, which could affect
ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term.
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no
more than 365 days   including commercial paper. Short-term
ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations.
Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard
& Poor s analysis of the following considerations:

 - Likelihood of payment   capacity and willingness of the
obligor to meet its financial commitment on an obligation
in accordance with the terms of the obligation.
        - Nature of and provisions of the obligation and the imputed promise.
 - Protection afforded by, and relative position of, the
obligation in the event of bankruptcy, reorganization, or
other arrangement under the laws of bankruptcy and other
laws affecting creditors  rights.

Long-Term Issue Credit Ratings*

 AAA  An obligation rated  AAA  has the highest rating
assigned by Standard & Poor s. The obligor s capacity
to meet its financial commitment on the obligation is
extremely strong.

 AA  An obligation rated  AA  differs from the highest-
rated obligations only to a small degree. The
obligor s capacity to meet its financial commitment on
the obligation is very strong.

 A  An obligation rated  A  is somewhat more susceptible
to the adverse effects of changes in circumstances
and economic conditions than obligations in higher-
rated categories. However, the obligor s capacity to
meet its financial commitment on the obligation is
still strong.

 BBB  An obligation rated  BBB  exhibits adequate protection parameters. However, adverse economic conditions
or changing circumstances are more likely to lead to a
weakened capacity of the obligor to meet its financial
commitment on the obligation.

       BB Obligations rated  BB ,  B ,  CCC ,  CC  and  C  are
regarded as having significant speculative

 B characteristics.   BB  indicates the least degree of
speculation and  C  the highest.  While such

 CCC obligations will likely have some quality and
protective characteristics, these ay be outweighed

 CC by large uncertainties or major exposures to adverse
conditions.

 C

 BB  An obligation rated  BB  is less vulnerable to
nonpayment than other speculative issues. However, it
faces major ongoing uncertainties or exposure to
adverse business, financial, or economic conditions,
which could lead to the obligor s inadequate capacity
to meet its financial commitment on the obligation.

 B  An obligation rated  B  is more vulnerable to
nonpayment than obligations rated  BB , but the
obligor currently has the capacity to meet its
financial commitment on the obligation. Adverse
business, financial, or economic conditions will
likely impair the obligor s capacity or willingness to
meet its financial commitment on the obligation.

 CCC  An obligation rated  CCC  is currently vulnerable to
nonpayment, and is dependent upon favorable
business, financial, and economic conditions for the
obligor to meet its financial commitment on the
obligation. In the event of adverse business,
financial, or economic conditions, the obligor is not
likely to have the capacity to meet its financial
commitment on the obligation.

 CC  An obligation rated  CC  is currently highly
vulnerable to nonpayment. The  CC  rating is used when
a default has not yet occurred, but Standard & Poor s
expects default to be a virtual certainty, regardless
of the anticipated time to default.

 C  An obligation rated  C  is currently highly
vulnerable to nonpayment, and the obligation is
expected to have lower relative seniority or lower
ultimate recovery compared to obligations that are
rated higher.

 D  An obligation rated  D  is in default or in breach of
an imputed promise. For non-hybrid capital
instruments, the  D  rating category is used when
payments on an obligation are not made on the date
due, unless Standard & Poor s believes that such
payments will be made within five business days in the
absence of a stated grace period or within the earlier
of the stated grace period or 30 calendar days. The
 D  rating also will be used upon the filing of a
bankruptcy petition or the taking of similar action
and where default on an obligation is a virtual
certainty, for example due to automatic stay
provisions. An obligation s rating is lowered to  D
if it is subject to a distressed exchange offer.

 NR.  This indicates that no rating has been requested, or
that there is insufficient information on which to
base a rating, or that Standard & Poor s does not rate
a particular obligation as a matter of policy.

* The ratings from  AA  to  CCC  may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

 A-1  A short-term obligation rated  A-1  is rated in the
highest category by Standard & Poor s. The obligor s
capacity to meet its financial commitment on the
obligation is strong. Within this category, certain
obligations are designated with a plus sign (+). This
indicates that the obligor s capacity to meet its
financial commitment on these obligations is extremely
strong.

 A-2  A short-term obligation rated  A-2  is somewhat more
susceptible to the adverse effects of changes
in circumstances and economic conditions than
obligations in higher rating categories. However, the
obligor s capacity to meet its financial commitment on
the obligation is satisfactory.

 A-3  A short-term obligation rated  A-3  exhibits adequate
protection parameters. However, adverse
economic conditions or changing circumstances are more
likely to lead to a weakened capacity of the obligor
to meet its financial commitment on the obligation.

 B  A short-term obligation rated  B  is regarded as
vulnerable and has significant speculative
characteristics. The obligor currently has the
capacity to meet its financial commitments; however,
it faces major ongoing uncertainties which could lead
to the obligor s inadequate capacity to meet its
financial commitments.

 C  A short-term obligation rated  C  is currently
vulnerable to nonpayment and is dependent upon
favorable business, financial, and economic conditions
for the obligor to meet its financial commitment on
the obligation.

 D  A short-term obligation rated  D  is in default or in
breach of an imputed promise. For non-hybrid capital
instruments, the  D  rating category is used when
payments on an obligation are not made on the date
due, unless Standard & Poor s believes that such
payments will be made within any stated grace period.
However, any stated grace period longer than five
business days will be treated as five business days.

The  D  rating also will be used upon the filing of a
bankruptcy petition or the taking of a similar action
and where default on an obligation is a virtual
certainty, for example due to automatic stay
provisions. An obligation s rating is lowered to  D
if it is subject to a distressed exchange offer.

Description of Standard & Poor s Municipal Short-Term Note
Ratings

A Standard & Poor s U.S. municipal note rating reflects Standard
& Poor s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign,
Standard & Poor s analysis will review the following
considerations:

Amortization schedule -  the larger the final maturity
relative to other maturities, the more likely it will be
treated as a note; and

Source of payment - the more dependent the issue is on the
market for its refinancing, the more likely it will be
treated as a note.

Standard & Poor s municipal short-term note rating symbols are as follows:

 SP-1.  Strong capacity to pay principal and interest. An
issue determined to possess a very strong capacity to
pay debt service is given a plus (+) designation.

 SP-2.  Satisfactory capacity to pay principal and
interest, with some vulnerability to adverse financial
and economic changes over the term of the notes.

 SP-3.  Speculative capacity to pay principal and
interest.

Description of Fitch Ratings  (Fitch s) Credit Ratings Scales
Fitch s credit ratings provide an opinion on the relative
ability of an entity to meet financial commitments, such as
interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the
money owed to them in accordance with the terms on which it
invested.

The terms investment grade and speculative grade have
established themselves over time as shorthand to describe the categories  AAA  to  BBB  (investment grade) and  BB  to  D
(speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any
recommendation or endorsement of a specific security for
investment purposes. Investment grade categories indicate
relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

Fitch s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations.
However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings
nonetheless do not reflect market risk to the extent that it influences the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual
obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the
terms of that instrument s documentation. In limited cases,
Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation s documentation). In such cases, the agency will make clear the assumptions underlying the agency s opinion in the accompanying rating commentary.

Description of Fitch s Long-Term Corporate Finance Obligations
Rating Scales

Fitch long-term obligations rating scales are as follows:

 AAA Highest credit quality.  AAA  ratings denote the lowest expectation of credit risk. They are
assigned only in cases of exceptionally
strong capacity for payment of financial
commitments. This capacity is highly
unlikely to be adversely affected by
foreseeable events.

 AA Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very
strong capacity for payment of financial
commitments. This capacity is not
significantly vulnerable to foreseeable
events.

 A High credit quality.  A ratings denote expectations of
low credit risk. The capacity for payment of
financial commitments is considered strong.
This capacity may, nevertheless, be more
vulnerable to adverse business or economic
conditions than is the case for higher
ratings.

 BBB Good credit quality. BBB ratings indicate that
expectations of credit risk are currently
low. The capacity for payment of financial
commitments is considered adequate but
adverse business or economic conditions are
more likely to impair this capacity.

 BB Speculative. BB ratings indicate an elevated
vulnerability to credit risk, particularly
in the event of adverse changes in business
or economic conditions over time; however,
business or financial alternatives may be
available to allow financial commitments to
be met.

 B Highly speculative. B ratings indicate that material
credit risk is present.

 CCC  CCC  ratings indicate that substantial
credit risk is present.

 CC  CC  ratings indicate very high levels of
credit risk.

 C  C  ratings indicate exceptionally high
levels of credit risk.

Defaulted obligations typically are not assigned  RD  or  D
ratings but are instead rated in the  B  to  C  rating
categories, depending upon its recovery prospects and other
relevant characteristics. This approach better aligns
obligations that have comparable overall expected loss but
varying vulnerability to default and loss.

Note: The modifiers + or  may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the  AAA  obligation rating category, or to corporate finance obligation ratings in the categories below
CCC.

Description of Fitch s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to
obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:

 F1 Highest short-term credit quality. Indicates the
strongest intrinsic capacity for timely payment of
financial commitments; may have an added + to denote
any exceptionally strong credit feature.

 F2 Good short-term credit quality. Good intrinsic
capacity for timely payment of financial commitments.

 F3 Fair short-term credit quality. The intrinsic capacity
for timely payment of financial commitments is
adequate.

 B Speculative short-term credit quality. Minimal
capacity for timely payment of financial commitments,
plus heightened vulnerability to near term adverse
changes in financial and economic conditions.

 C High short-term default risk. Default is a real
possibility.

 RD Restricted default. Indicates an entity that has
defaulted on one or more of its financial commitments,
although it continues to meet other financial
obligations. Typically, applicable to entity ratings
only.

 D Default. Indicates a broad-based default event for an
entity, or the default of a short-term obligation.

Kroll Bond Rating Agency

Kroll Bond Rating Agency (KBRA) assigns credit ratings to
issuers and its obligations using the same rating scale. In
either case, KBRA s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at
higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim.
KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

Long Term Credit Rating

 AAA  Determined to have almost no risk of loss due to
credit-related events. Assigned only to the very
highest quality obligors and obligations able to
survive extremely challenging economic events.

 AA  Determined to have minimal risk of loss due to credit-
related events. Such obligors and obligations are
deemed very high quality.

 A  Determined to be of high quality with a small risk of
loss due to credit-related events. Issuers and
obligations in this category are expected to weather
difficult times with low credit losses.

 BBB  Determined to be of medium quality with some risk of
loss due to credit-related events. Such issuers
and obligations may experience credit losses during
stress environments.

 BB  Determined to be of low quality with moderate risk of
loss due to credit-related events. Such issuers
and obligations have fundamental weaknesses that
create moderate credit risk.

 B  Determined to be of very low quality with high risk of
loss due to credit-related events. These issuers
and obligations contain many fundamental shortcomings
that create significant credit risk.

 CCC  Determined to be at substantial risk of loss due to
credit-related events, or currently in default with
high recovery expectations.

 CC  Determined to be near default or in default with
average recovery expectations.

 C Determined to be near default or in default with low
recovery expectations.

 D KBRA defines default as occurring if:
  1. There is a missed interest or principal payment on
a rated obligation which is unlikely to be
recovered.
  2. The rated entity files for protection from
creditors, is placed into receivership or is
closed by regulators such that a missed payment is
likely to result.
  3. The rated entity seeks and completes a distressed
exchange, where existing rated obligations are
replaced by new obligations with a diminished
economic value.

Short Term Credit Rating
      K1 Very strong ability to meet short-term obligations.
      K2 Strong ability to meet short-term obligations.
      K3 Adequate ability to meet short-term obligations.
      B  Questionable ability to meet short-term obligations.
      C  Little ability to meet short-term obligations.
      D  KBRA defines default as occurring if:
  1. There is a missed interest or principal payment on
a rated obligation which is unlikely to be
recovered.
  2. The rated entity files for protection from
creditors, is placed into receivership or is
closed by regulators such that a missed payment is
likely to result.
  3. The rated entity seeks and completes a distressed
exchange, where existing rated obligations are
replaced by new obligations with a diminished
economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk
levels within the broader category.

Dominion Bond Rating Service (DBRS)

Commercial Paper and Short-Term Debt Rating Scale

The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial
obligations in a timely manner. Ratings are based on
quantitative and qualitative considerations relevant to the
issuer and the relative ranking of claims. The R-1 and R-2
rating categories are further denoted by the subcategories
(high), (middle), and (low).

 R-1 (high) Highest credit quality. The capacity for the
payment of short-term financial obligations as it
falls due is exceptionally high. Unlikely to be
adversely affected by future events.

 R-1 (middle) Superior credit quality. The capacity for the
payment of short-term financial obligations as it
falls due is very high. Differs from R-1 (high) by a
relatively modest degree. Unlikely to be significantly
vulnerable to future events.

 R-1 (low) Good credit quality. The capacity for the payment of short-term financial obligations as it
falls due is substantial. Overall strength is not
as favorable as higher rating categories. May be
vulnerable to future events, but qualifying
negative factors are considered manageable.

 R-2 (high) Upper end of adequate credit quality. The
capacity for the payment of short-term
financial obligations as it falls due is
acceptable. May be vulnerable to future events.

 R-2 (middle) Adequate credit quality. The capacity for
the payment of short-term financial obligations
as it falls due is acceptable. May be vulnerable
to future events or may be exposed to other
factors that could reduce credit quality.

 R-2 (low) Lower end of adequate credit quality. The
capacity for the payment of short-term
financial obligations as it falls due is
acceptable. May be vulnerable to future events. A
number of challenges are present that could
affect the issuer s ability to meet such
obligations.

 R-3 Lowest end of adequate credit quality. There is a
capacity for the payment of short-term
financial obligations as it falls due. May be
vulnerable to future events and the certainty of
meeting such obligations could be impacted by a
variety of developments.

 R-4 Speculative credit quality. The capacity for the
payment of short-term financial obligations as
it falls due is uncertain.

 R-5 Highly speculative credit quality. There is a
high level of uncertainty as to the capacity to
meet short-term financial obligations as it fall
due.

 D When the issuer has filed under any applicable
bankruptcy, insolvency or winding up statute or
there is a failure to satisfy an obligation after
the exhaustion of grace periods, a downgrade to D
may occur. DBRS may also use SD (Selective
Default) in cases where only some securities are
impacted, such as the case of a distressed
exchange. See Default Definition for more
information.

Long Term Obligations Scale

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to
satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the
issuer, and the relative ranking of claims. All rating
categories other than AAA and D also contain subcategories
(high) and (low). The absence of either a (high) or (low)
designation indicates the rating is in the middle of the
category.

 AAA Highest credit quality. The capacity for the
payment of financial obligations is exceptionally
high and unlikely to be adversely affected by
future events.

 AA Superior credit quality. The capacity for the
payment of financial obligations is considered
high. Credit quality differs from AAA only to a
small degree. Unlikely to be significantly
vulnerable to future events.

 A Good credit quality. The capacity for the payment
of financial obligations is substantial, but of
lesser credit quality than AA. May be vulnerable
to future events, but qualifying negative factors
are considered manageable.

 BBB Adequate credit quality. The capacity for the
payment of financial obligations is considered
acceptable. May be vulnerable to future events.

 BB Speculative, non-investment grade credit quality.
The capacity for the payment of financial
obligations is uncertain. Vulnerable to future
events.

 B Highly speculative credit quality. There is a
high level of uncertainty as to the capacity to
meet financial obligations.

 CCC / CC / C Very highly speculative credit quality. In
danger of defaulting on financial obligations.
There is little difference between these three
categories, although CC and C ratings are
normally applied to obligations that are seen as
highly likely to default or subordinated to
obligations rated in the CCC to B range.
Obligations in respect of which default has not
technically taken place but is considered
inevitable may be rated in the C category.

 D When the issuer has filed under any applicable
bankruptcy, insolvency or winding up statute or
there is a failure to satisfy an obligation after
the exhaustion of grace periods, a downgrade to D
may occur. DBRS may also use SD (Selective
Default) in cases where only some securities are
impacted, such as the case of a distressed
exchange. See Default Definition for more
information.

APPENDIX II  LISTING OF SERVICE PROVIDERS AND VENDORS

The following is a list of persons/organizations other than the
Investment Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
[  ]

Legal Counsel
Ropka Law, LLC

Service Providers
[   ]

Security Pricing Services
[   ]

BCM FOCUS FUNDS

PART C

OTHER INFORMATION

Item 28.

Exhibits

(A)  Agreement and Declaration of Trust dated October 4, 2022 as filed with the State of Delaware on October 4, 2022 is filed herewith.

(B) By-laws   to be provided by amendment.

(C) Instruments Defining Rights of Security Holders   to be provided
by amendment

(D)  Investment Advisory Contracts:

  (i)    To be provided by amendment

(E)  Underwriting Contracts

  (i) Registrant s Distribution Agreement   to be provided by
amendment.

(F) Bonus or Profit Sharing Contracts   None.

(G) Custodian Agreements.

(i) Registrant s Custody Agreement   to be provided by
amendment.

(H)   Other Material Contracts.

  (i) Administration Agreement   to be provided by amendment.

  (ii) Accounting Services Agreement   to be provided by
  amendment.

  (iii) Transfer Agent Agreement   to be provided by amendment.

(I) Legal Opinion and Consent   to be provided by amendment.

  a.      Consent of Law Office of C. Richard Ropka, LLC   to be
  provided by amendment.

(J) Other Opinions:

  (i) Consent of Auditors   to be provided by amendment.

  (ii) Powers of Attorney   to be provided by amendment.

(K) Omitted Financial Statement. None

(L) Initial Capital Agreements. Letter of Investment Intent from [
]  to be provided by amendment.

(M) Form of Rule 12b-1 Distribution Plan  None

(N) Rule 18f-3 Plan   None.

(O) Reserved.

(P) Code of Ethics

  (i) Registrant s Code of Ethics   to be provided by amendment.

  (ii) Code of Ethics for Principal Executive and Senior
  Financial   to be provided by amendment.

  (iii) Code of Ethics for Bares Capital Management, Inc.   to be
  provided by amendment.

  (iv) Code of Ethics for Principal Underwriter   to be provided
  by amendment.

Item 29.

Persons Controlled by or Under Common Control with Registrant -
None

Item 30.

Indemnification  to be provided by amendment.

Item 31.

Business and Other Connections of the Investment Advisers

      (a) Bares Capital Management, Inc. (BCM) serves as
 investment adviser to the BCM Focus Small/Micro-cap Fund, a series of Registrant. Mr. Brian Bares is the Chief Executive
 Officer of BCM.  Further information about BCM can be obtained from the Form ADV Part I filed via the FINRA s CRD/IARD system, and available on the Investment Adviser Public Disclosure
 Website (IAPD).

Item 32. Principal Underwriter.

      (a) The Registrant s principal underwriter acts as
 principal underwriter for the following investment companies:

Investment Company/ Trust

      (b) To the best of Registrant s knowledge, the directors and executive officers of Distributor are as follows:

(1) Name and Principal
Business Address*

(2) Positions and
Offices with
Underwriter

(3) Positions and
Offices with
Fund

*The Principal business address for each of the above directors and executive officers is ____________________________________.

      (c) The following table sets forth the commissions and
 other compensation received, directly or indirectly, from the
 Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

(1) Name of
Principal
Underwriter

None

(2) Net
Underwriting
Discounts
and
Commission

None

(3) Compensation
on Redemption
and
Repurchases

None

(4) Brokerage
Commissions

None

(5) Other
Commissions

None

Item 33.

Location of Accounts and Records

BCM FOCUS FUNDS
c/o Bares Capital Management, Inc.
12600 Hill Country Boulevard
Suite R-230
Austin, Texas 78738

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1),
31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Custodian to be provided by amendment.

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

BCM FOCUS FUNDS
c/o Bares Capital Management, Inc.
12600 Hill Country Boulevard
Suite R-230
Austin, Texas 78738

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal
underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

BCM FOCUS FUNDS
c/o Bares Capital Management, Inc.
12600 Hill Country Boulevard
Suite R-230
Austin, Texas 78738

Each advisor  will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-
1(f) at the address listed above for each separate series of the
Trust that the advisor manages.

Item 34.

      All management-related service contracts entered by
Registrant are discussed in Parts A and B of this Registration
Statement.

Item 35.

Undertakings:

      Registrant hereby undertakes, if requested by the holders
of at least 10% of the Registrant s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in
communications with other shareholders in accordance with
Section 16(c) of the Securities Exchange Act of 1934, as though
Section 16(c) applied.

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual
report to shareholders, upon request and without charge.

      Registrant hereby undertakes to carry out all
indemnification provisions of its Declaration of Trust in
accordance with Investment Company Act Release No. 11330 (Sept.
4, 1980) and successor releases.

      Insofar as indemnifications for liability arising under the
Securities Act of 1933, as amended (1933 Act), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 30 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is
asserted by such director, officer or controlling person in
connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of
appropriate jurisdiction the question whether such
indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the 1933 Act) and the Investment Company Act of
1940, as amended, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the
undersigned, duly authorized, in the City of Austin and the
State of Texas on October 17, 2022.

            BCM Focus Funds

     By: /s/ Brian Bares
     Brian Bares, Chief Executive Officer

      Pursuant to the requirements of the 1933 Act, this
Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature  Title  Date

By: /s/ Brian Bares  Trustee  October 17, 2022
Brian Bares

Exhibit Index

Declaration of Trust - Exhibit 28 (a)